UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X MLP ETF

Ticker: MLPA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X MLP ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpa. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,757,044,546	20	$3,976,119	15.25%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Utilities	3.6%
Energy	102.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Energy Transfer	14.7%
Enterprise Products Partners	13.5%
MPLX	12.2%
Western Midstream Partners	11.0%
Plains All American Pipeline	9.5%
Hess Midstream, Cl A	8.8%
Sunoco	8.5%
Cheniere Energy Partners	7.2%
USA Compression Partners	5.6%
Global PartnersFootnote Reference**	4.8%
Footnote	Description
Footnote**	Affiliated Investment

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpa

GX-SA-MLPA-2025

Global X Funds

Global X MLP & Energy Infrastructure ETF

Ticker: MLPX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X MLP & Energy Infrastructure ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpx. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure ETF	$22	0.45%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,599,788,437	29	$5,863,430	8.93%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
77.0%
Canada
22.8%
U.S. Treasury Obligation
1.9%
Short-Term Investment
0.7%
Repurchase Agreement
0.8%

Value	Value
Repurchase Agreement	0.8%
Short-Term Investment	0.7%
U.S. Treasury Obligation	1.9%
Canada	22.8%
United States	77.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Enbridge	9.4%
Williams	9.3%
Kinder Morgan	9.1%
ONEOK	7.6%
Cheniere Energy	7.1%
TC Energy	6.6%
DT Midstream	4.6%
Pembina Pipeline	4.5%
MPLX	4.5%
Energy Transfer	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mlpx

GX-SA-MLPX-2025

Global X Funds

Global X Alternative Income ETF

Ticker: ALTY

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Alternative Income ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/alty/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Alternative Income ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,497,325	22	$82,129	0.65%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Exchange-Traded Funds
77.3%
Energy
15.6%
Utilities
6.9%
Repurchase Agreement
1.4%
Short-Term Investment
1.3%

Value	Value
Short-Term Investment	1.3%
Repurchase Agreement	1.4%
Utilities	6.9%
Energy	15.6%
Exchange-Traded Funds	77.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Emerging Markets Bond ETFFootnote Reference**	20.4%
Global X SuperDividend® REIT ETFFootnote Reference**	19.3%
Global X Nasdaq 100® Covered Call ETFFootnote Reference**	19.0%
Global X U.S. Preferred ETFFootnote Reference**	18.7%
Williams	1.7%
Kinder Morgan	1.7%
Antero Midstream	1.7%
MPLX	1.5%
Spire	1.5%
OGE Energy	1.4%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/alty/

GX-SA-ALTY-2025

Global X Funds

Global X Conscious Companies ETF

Ticker: KRMA

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Conscious Companies ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krma/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Conscious Companies ETF	$21	0.43%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$618,427,168	151	$1,320,327	7.38%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology 36.4%
Financials 13.4%
Health Care 13.2%
Consumer Discretionary 10.5%
Communication Services 7.4%
Industrials 7.3%
Consumer Staples 4.9%
Energy 2.4%
Materials 1.9%
Real Estate 1.5%
Utilities 0.9%

Value	Value
Utilities	0.9%
Real Estate	1.5%
Materials	1.9%
Energy	2.4%
Consumer Staples	4.9%
Industrials	7.3%
Communication Services	7.4%
Consumer Discretionary	10.5%
Health Care	13.2%
Financials	13.4%
Information Technology	36.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.7%
NVIDIA	5.4%
Apple	5.2%
Amazon.com	2.8%
Alphabet, Cl A	2.7%
Meta Platforms, Cl A	1.7%
Capital One Financial	1.0%
Broadcom	1.0%
Tesla	0.7%
Micron Technology	0.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/krma/

GX-SA-KRMA-2025

Global X Funds

Global X U.S. Preferred ETF

Ticker: PFFD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X U.S. Preferred ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Preferred ETF	$11	0.23%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,286,497,362	211	$2,668,461	33.12%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials
64.9%
Utilities
13.4%
Communication Services
6.5%
Industrials
5.0%
Real Estate
4.5%
Consumer Discretionary
1.8%
Information Technology
1.5%
Materials
1.3%
Health Care
0.6%
Repurchase Agreement
0.0%
Short-Term Investment
0.0%

Value	Value
Short-Term Investment	0.0%
Repurchase Agreement	0.0%
Health Care	0.6%
Materials	1.3%
Information Technology	1.5%
Consumer Discretionary	1.8%
Real Estate	4.5%
Industrials	5.0%
Communication Services	6.5%
Utilities	13.4%
Financials	64.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Boeing	4.6%
Citigroup Capital XIII	2.5%
Wells Fargo	2.3%
Apollo Global Management	1.9%
NextEra Energy	1.8%
Ares Management	1.5%
Hewlett Packard Enterprise	1.5%
PG&E	1.3%
Bank of America	1.3%
Albemarle	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pffd/

GX-SA-PFFD-2025

Global X Funds

Global X S&P 500® Quality Dividend ETF

Ticker: QDIV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500® Quality Dividend ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdiv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Quality Dividend ETF	$10	0.20%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,450,869	61	$30,289	33.81%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Industrials
26.0%
Consumer Staples
25.1%
Energy
12.0%
Health Care
9.1%
Materials
7.4%
Financials
7.4%
Information Technology
4.9%
Communication Services
3.1%
Consumer Discretionary
2.9%
Real Estate
1.8%

Value	Value
Real Estate	1.8%
Consumer Discretionary	2.9%
Communication Services	3.1%
Information Technology	4.9%
Financials	7.4%
Materials	7.4%
Health Care	9.1%
Energy	12.0%
Consumer Staples	25.1%
Industrials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CME Group, Cl A	2.3%
RTX	2.2%
Huntington Ingalls Industries	2.2%
3M	2.1%
Paychex	2.1%
Marathon Petroleum	2.1%
Automatic Data Processing	2.0%
AbbVie	2.0%
Johnson & Johnson	2.0%
General Dynamics	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qdiv/

GX-SA-QDIV-2025

Global X Funds

Global X Adaptive U.S. Factor ETF

Ticker: AUSF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Adaptive U.S. Factor ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ausf/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Factor ETF	$13	0.27%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$544,926,602	197	$577,255	43.76%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 26.4%
Industrials 11.6%
Health Care 11.2%
Consumer Staples 11.0%
Communication Services 10.6%
Information Technology 10.4%
Consumer Discretionary 5.7%
Energy 4.7%
Materials 4.6%
Utilities 3.0%
Real Estate 0.6%
Repurchase Agreement 0.0%
Short-Term Investment 0.0%

Value	Value
Short-Term Investment	0.0%
Repurchase Agreement	0.0%
Real Estate	0.6%
Utilities	3.0%
Materials	4.6%
Energy	4.7%
Consumer Discretionary	5.7%
Information Technology	10.4%
Communication Services	10.6%
Consumer Staples	11.0%
Health Care	11.2%
Industrials	11.6%
Financials	26.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T	1.9%
Verizon Communications	1.9%
RTX	1.6%
Intercontinental Exchange	1.6%
CME Group, Cl A	1.6%
Automatic Data Processing	1.5%
Republic Services, Cl A	1.5%
Boston Scientific	1.5%
Waste Management	1.5%
Cisco Systems	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ausf/

GX-SA-AUSF-2025

Global X Funds

Global X Variable Rate Preferred ETF

Ticker: PFFV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Variable Rate Preferred ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Variable Rate Preferred ETF	$12	0.25%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$304,323,385	57	$357,304	32.02%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
89.3%
Consumer Staples
4.5%
Utilities
4.1%
Energy
1.5%

Value	Value
Energy	1.5%
Utilities	4.1%
Consumer Staples	4.5%
Financials	89.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Morgan Stanley	4.5%
Apollo Global Management	3.2%
MetLife	3.0%
Jackson Financial	3.0%
Reinsurance Group of America	2.9%
Goldman Sachs Group	2.8%
US Bancorp	2.8%
Allstate	2.7%
Banc of California	2.7%
Bank of America	2.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/pffv/

GX-SA-PFFV-2025

Global X Funds

Global X Adaptive U.S. Risk Management ETF

Ticker: ONOF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Adaptive U.S. Risk Management ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/onof. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Risk Management ETF	$19	0.39%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$123,276,972	505	$248,264	370.05%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology 31.5%
Financials 13.9%
Consumer Discretionary 10.8%
Communication Services 9.9%
Health Care 9.7%
Industrials 8.8%
Consumer Staples 5.7%
Energy 3.1%
Utilities 2.4%
Materials 2.0%
Real Estate 2.0%

Value	Value
Real Estate	2.0%
Materials	2.0%
Utilities	2.4%
Energy	3.1%
Consumer Staples	5.7%
Industrials	8.8%
Health Care	9.7%
Communication Services	9.9%
Consumer Discretionary	10.8%
Financials	13.9%
Information Technology	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.6%
NVIDIA	6.3%
Apple	5.8%
Amazon.com	3.8%
Meta Platforms, Cl A	2.8%
Broadcom	2.2%
Alphabet, Cl A	2.0%
Tesla	1.9%
Alphabet, Cl C	1.7%
JPMorgan Chase	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/onof

GX-SA-ONOF-2025

Global X Funds

Global X 1-3 Month T-Bill ETF

Ticker: CLIP

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X 1-3 Month T-Bill ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clip. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X 1-3 Month T-Bill ETF	$4	0.07%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,491,070,677	27	$424,251	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

U.S. Treasury Obligations
104.0%
Repurchase Agreement
0.0%

Value	Value
Repurchase Agreement	0.0%
U.S. Treasury Obligations	104.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	8.8%
U.S. Treasury Bills	8.0%
U.S. Treasury Bills	7.7%
U.S. Treasury Bills	6.7%
U.S. Treasury Bills	5.3%
U.S. Treasury Bills	5.3%
U.S. Treasury Bills	5.1%
U.S. Treasury Bills	5.0%
U.S. Treasury Bills	4.7%
U.S. Treasury Bills	4.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/clip

GX-SA-CLIP-2025

Global X Funds

Global X U.S. Cash Flow Kings 100 ETF

Ticker: FLOW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X U.S. Cash Flow Kings 100 ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flow. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Cash Flow Kings 100 ETF	$12	0.25%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,031,204	99	$9,416	53.38%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Consumer Discretionary 21.6%
Energy 15.5%
Information Technology 15.1%
Industrials 12.4%
Health Care 11.0%
Consumer Staples 9.0%
Communication Services 6.0%
Materials 5.0%
Utilities 2.6%
Real Estate 1.6%

Value	Value
Real Estate	1.6%
Utilities	2.6%
Materials	5.0%
Communication Services	6.0%
Consumer Staples	9.0%
Health Care	11.0%
Industrials	12.4%
Information Technology	15.1%
Energy	15.5%
Consumer Discretionary	21.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NRG Energy	2.6%
Marathon Petroleum	2.2%
United Airlines Holdings	2.2%
Altria Group	2.2%
Gen Digital	2.1%
Valero Energy	2.0%
Expedia Group	2.0%
CF Industries Holdings	1.9%
Warner Bros Discovery	1.9%
QUALCOMM	1.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/flow

GX-SA-FLOW-2025

Global X Funds

Global X Short-Term Treasury Ladder ETF

Ticker: SLDR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Short-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https:www.globalxetfs.com/funds/sldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Short-Term Treasury Ladder ETF	$6	0.12%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,039,268	78	$5,297	16.45%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 2.75%, 7/31/2027	3.6%
U.S. Treasury Notes, 4.50%, 5/15/2027	3.6%
U.S. Treasury Notes, 4.25%, 1/15/2028	3.6%
U.S. Treasury Notes, 3.75%, 8/15/2027	3.6%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.5%
U.S. Treasury Notes, 4.50%, 4/15/2027	3.4%
U.S. Treasury Notes, 0.50%, 10/31/2027	2.7%
U.S. Treasury Notes, 0.38%, 9/30/2027	2.3%
U.S. Treasury Notes, 3.88%, 11/30/2027	2.1%
U.S. Treasury Notes, 2.75%, 2/15/2028	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https:www.globalxetfs.com/funds/sldr/

GX-SA-SLDR-2025

Global X Funds

Global X Intermediate-Term Treasury Ladder ETF

Ticker: MLDR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Intermediate-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Intermediate-Term Treasury Ladder ETF	$6	0.12%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,446,761	28	$1,451	17.40%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.50%, 2/15/2033	5.8%
U.S. Treasury Notes, 4.38%, 11/30/2030	5.2%
U.S. Treasury Notes, 4.00%, 2/15/2034	5.2%
U.S. Treasury Notes, 3.88%, 9/30/2029	5.1%
U.S. Treasury Notes, 3.75%, 6/30/2030	5.1%
U.S. Treasury Notes, 2.38%, 3/31/2029	4.8%
U.S. Treasury Notes, 3.88%, 8/15/2034	4.7%
U.S. Treasury Notes, 4.25%, 11/15/2034	4.7%
U.S. Treasury Notes, 4.50%, 11/15/2033	4.1%
U.S. Treasury Notes, 4.25%, 2/28/2031	4.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/mldr/

GX-SA-MLDR-2025

Global X Funds

Global X Long-Term Treasury Ladder ETF

Ticker: LLDR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Long-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lldr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Long-Term Treasury Ladder ETF	$6	0.12%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,595,196	91	$12,384	7.60%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bonds, 4.50%, 2/15/2036	4.2%
U.S. Treasury Bonds, 4.50%, 5/15/2038	3.0%
U.S. Treasury Bonds, 4.38%, 2/15/2038	2.7%
U.S. Treasury Bonds, 5.00%, 5/15/2037	2.6%
U.S. Treasury Bonds, 3.50%, 2/15/2039	2.3%
U.S. Treasury Bonds, 2.50%, 2/15/2046	2.0%
U.S. Treasury Bonds, 2.88%, 5/15/2049	1.7%
U.S. Treasury Bonds, 4.50%, 8/15/2039	1.7%
U.S. Treasury Bonds, 4.25%, 8/15/2054	1.6%
U.S. Treasury Bonds, 4.63%, 5/15/2054	1.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lldr/

GX-SA-LLDR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X MLP ETF (ticker: MLPA)

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Global X Alternative Income ETF (ticker: ALTY)

Global X Conscious Companies ETF (ticker: KRMA)

Global X U.S. Preferred ETF (ticker: PFFD)

Global X S&P 500® Quality Dividend ETF (ticker: QDIV)

Global X Adaptive U.S. Factor ETF (ticker: AUSF)

Global X Variable Rate Preferred ETF (ticker: PFFV)

Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)

Global X 1-3 Month T-Bill ETF (ticker: CLIP)

Global X U.S. Cash Flow Kings 100 ETF (ticker: FLOW)

Global X Short-Term Treasury Ladder ETF (ticker: SLDR)

Global X Intermediate-Term Treasury Ladder ETF (ticker: MLDR)

Global X Long-Term Treasury Ladder ETF (ticker: LLDR)

Semi-Annual Financials and Other Information

May 31, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 97.2%
Energy — 93.6%
Cheniere Energy Partners	2,189,956	$125,637,776
CrossAmerica Partners	100	2,159
Delek Logistics Partners	991,933	41,442,961
Energy Transfer	14,769,043	258,162,872
Enterprise Products Partners	7,685,114	236,855,214
Genesis Energy	4,866,790	76,749,278
Global Partners (A)	1,611,179	84,619,121
Martin Midstream Partners	100	296
MPLX	4,213,639	214,895,589
NGL Energy Partners *	100	349
Plains All American Pipeline	10,044,697	166,139,288
Sunoco	2,783,223	150,127,049
USA Compression Partners	3,884,465	97,888,518
USD Partners *	100	1
Western Midstream Partners	5,158,461	192,926,441
		1,645,446,912
Utilities — 3.6%
Suburban Propane Partners (A)	3,340,811	62,940,879
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $849,945,853)		1,708,387,791

COMMON STOCK — 8.9%
Energy — 8.9%
Hess Midstream, Cl A	4,198,406	155,341,022
ONEOK	100	8,084
Summit Midstream *	100	2,514
		155,351,620
Utilities — 0.0%
Star Group	100	1,196
TOTAL COMMON STOCK (Cost $128,339,094)		155,352,816
TOTAL INVESTMENTS — 106.1% (Cost $978,284,947)		$1,863,740,607

Percentages are based on Net Assets of $1,757,044,546.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X MLP ETF

*	Non-income producing security.

(A)	Affiliated investment.

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2025	Income	Capital Gains
Global Partners

$75,431,933	$15,860,697	$(2,332,761)	$(3,829,023)	$(511,725)	$84,619,121	$—	$—
Suburban Propane Partners

54,637,224	21,751,680	(10,659,371)	(1,933,852)	(854,802)	62,940,879	—	—
Totals:

$130,069,157	$37,612,377	$(12,992,132)	$(5,762,875)	$(1,366,527)	$147,560,000	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.0%
CANADA — 22.8%
Energy — 22.8%
Enbridge (A)	5,233,083	$243,233,698
Pembina Pipeline	3,123,039	117,051,502
South Bow	2,322,458	60,383,908
TC Energy (A)	3,402,077	172,281,179

TOTAL CANADA		592,950,287
UNITED STATES — 52.2%
Energy — 52.2%
Antero Midstream	3,733,874	70,122,154
Archrock	1,787,470	44,508,003
Cheniere Energy	775,471	183,778,872
DT Midstream	1,133,257	118,697,338
Hess Midstream, Cl A	1,270,536	47,009,832
Kinder Morgan	8,395,235	235,402,389
Kinetik Holdings, Cl A	428,425	19,082,050
Kodiak Gas Services	589,815	20,826,368
NextDecade *	1,369,350	11,338,218
ONEOK	2,428,475	196,317,919
Targa Resources	705,623	111,439,040
Venture Global, Cl A	4,931,249	57,054,551
Williams	3,999,844	242,030,560

TOTAL UNITED STATES		1,357,607,294
TOTAL COMMON STOCK (Cost $1,626,296,286)		1,950,557,581

MASTER LIMITED PARTNERSHIPS — 24.8%
UNITED STATES — 24.8%
Energy — 24.8%
Cheniere Energy Partners	518,369	29,738,830
Delek Logistics Partners	232,337	9,707,040
Energy Transfer	6,536,251	114,253,667
Enterprise Products Partners	3,651,013	112,524,221
MPLX	2,274,528	116,000,928
Plains All American Pipeline	5,891,850	97,451,199
Plains GP Holdings, Cl A	2,148,274	37,809,622
USA Compression Partners	918,874	23,155,625

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Western Midstream Partners	2,740,833	$102,507,154
TOTAL UNITED STATES		643,148,286
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $424,773,475)		643,148,286

	Face Amount
U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Bill 4.225%, 07/01/25	$50,000,000	49,829,927
TOTAL U.S. TREASURY OBLIGATION (Cost $49,837,114)		49,829,927

	Shares
SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $19,168,670)	19,168,670	19,168,670

	Face Amount
REPURCHASE AGREEMENT(B) — 0.8%
RBC Capital Markets 4.250%, dated 05/31/2025, to be repurchased on 06/02/2025, repurchase price $19,977,958 (collateralized by a U.S. Treasury Obligations, par value $19,906,038, 4.625%, 06/30/2026, with a total market value of $20,378,806) (Cost $19,970,885)	$19,970,885	19,970,885
TOTAL INVESTMENTS — 103.2% (Cost $2,140,046,430)		$2,682,675,349

Percentages are based on Net Assets of $2,599,788,437.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X MLP & Energy Infrastructure ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $35,900,512.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $39,139,555. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $–.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2025.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,950,557,581	$—	$—	$1,950,557,581
Master Limited Partnerships	643,148,286	—	—	643,148,286
U.S. Treasury Obligation	—	49,829,927	—	49,829,927
Short-Term Investment	19,168,670	—	—	19,168,670
Repurchase Agreement	—	19,970,885	—	19,970,885
Total Investments in Securities	$2,612,874,537	$69,800,812	$—	$2,682,675,349

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 77.3%
International Fixed Income — 20.4%
Global X Emerging Markets Bond ETF (A)(B) (C)	298,276	$6,833,503
International Equity — 19.3%
Global X SuperDividend® REIT ETF (B) (C)(D)	311,118	6,455,698
Domestic Equity — 37.6%
Global X Nasdaq 100® Covered Call ETF (B) (C) (E)	387,953	6,350,791
Global X U.S. Preferred ETF (B) (C)(F)	334,958	6,267,064
TOTAL EXCHANGE-TRADED FUNDS (Cost $32,636,187)		25,907,056

COMMON STOCK — 13.4%
Energy — 6.5%
Antero Midstream	29,560	555,137
Hess Midstream, Cl A	12,302	455,174
Kinder Morgan	20,085	563,183
Williams	9,639	583,256
		2,156,750
Utilities — 6.9%
ALLETE	6,854	445,784
Evergy	7,099	471,445
Northwestern Energy Group	7,753	428,974
OGE Energy	10,715	476,496
Spire	6,561	493,912
		2,316,611
TOTAL COMMON STOCK (Cost $3,489,776)		4,473,361

MASTER LIMITED PARTNERSHIPS — 9.1%
Energy — 9.1%
Black Stone Minerals	29,184	389,606
Energy Transfer	26,946	471,016
Enterprise Products Partners	14,877	458,509
Kimbell Royalty Partners	27,356	358,364
MPLX	9,871	503,421
Plains All American Pipeline	24,663	407,926

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Sunoco	8,305	$447,972
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,841,717)		3,036,814

SHORT-TERM INVESTMENT(G)(H) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $449,303)	449,303	449,303

	Face Amount
REPURCHASE AGREEMENT(G) — 1.4%
RBC Capital Markets 4.250%, dated 05/31/2025, to be repurchased on 06/02/2025, repurchase price $468,273 (collateralized by a U.S. Treasury Obligations, par value $466,587, 4.625%, 06/30/2026, with a total market value of $477,668) (Cost $468,107)	$468,107	468,107
TOTAL INVESTMENTS — 102.5% (Cost $38,885,090)		$34,334,641

Percentages are based on Net Assets of $33,497,325.

(A)	For financial information on the Global X Emerging Markets Bond ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $897,975.
(D)	For financial information on the Global X SuperDividend® REIT ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(E)	For financial information on the Global X Nasdaq 100® Covered Call ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(F)	For financial information on the Global X U.S. Preferred ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(G)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $917,410. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Alternative Income ETF

(H)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2025.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,907,056	$—	$—	$25,907,056
Common Stock	4,473,361	—	—	4,473,361
Master Limited Partnerships	3,036,814	—	—	3,036,814
Short-Term Investment	449,303	—	—	449,303
Repurchase Agreement	—	468,107	—	468,107
Total Investments in Securities	$33,866,534	$468,107	$—	$34,334,641

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2025	Income	Capital Gains
Global X Emerging Markets Bond ETF

$6,715,131	$354,097	$(155,276)	$(67,505)	$(12,944)	$6,833,503	$221,778	$—
Global X Nasdaq 100® Covered Call ETF

6,861,142	331,663	(153,873)	(679,869)	(8,272)	6,350,791	445,473	—
Global X SuperDividend® REIT ETF

6,483,682	332,487	(298,702)	13,901	(75,670)	6,455,698	116,621	12,893
Global X U.S. Preferred ETF

6,671,832	326,744	(147,234)	(554,459)	(29,819)	6,267,064	196,936	—
Totals:

$26,731,787	$1,344,991	$(755,085)	$(1,287,932)	$(126,705)	$25,907,056	$980,808	$12,893

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 7.4%
Alphabet, Cl A	95,652	$16,427,274
Comcast, Cl A	87,618	3,028,954
Electronic Arts	21,010	3,020,818
Interpublic Group	125,902	3,016,612
Meta Platforms, Cl A	16,318	10,565,742
Netflix *	2,883	3,480,444
T-Mobile US	11,728	2,840,522
Verizon Communications	70,726	3,109,115
		45,489,481

Consumer Discretionary — 10.5%
Amazon.com *	85,836	17,597,238
BorgWarner	110,908	3,669,946
Dick’s Sporting Goods	16,378	2,937,230
eBay	45,306	3,315,040
Hilton Worldwide Holdings	14,030	3,485,613
Home Depot	8,466	3,117,943
Lear	36,832	3,330,349
Lululemon Athletica *	11,358	3,596,738
Marriott International, Cl A	13,138	3,466,199
NIKE, Cl B	52,625	3,188,549
PulteGroup	29,892	2,930,313
Starbucks	36,473	3,061,908
Tesla *	12,058	4,177,615
Ulta Beauty *	8,030	3,785,824
Yum! Brands	20,665	2,974,520
		64,635,025

Consumer Staples — 4.9%
Coca-Cola	41,414	2,985,949
Colgate-Palmolive	32,163	2,989,229
Costco Wholesale	3,096	3,220,397
General Mills	52,725	2,860,859
Kimberly-Clark	22,635	3,254,008
Mondelez International, Cl A	44,822	3,025,037
PepsiCo	21,221	2,789,500
Procter & Gamble	18,213	3,094,207
Target	32,788	3,082,400

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	31,807	$3,139,987
		30,441,573

Energy — 2.4%
Chevron	22,101	3,021,207
ConocoPhillips	33,448	2,854,787
EOG Resources	27,071	2,939,098
ONEOK	35,665	2,883,159
Valero Energy	26,389	3,403,389
		15,101,640

Financials — 13.4%
Aflac	27,843	2,882,864
American Express	11,604	3,412,156
Bank of America	77,947	3,439,801
Bank of New York Mellon	38,848	3,442,321
Capital One Financial	34,302	6,488,223
Charles Schwab	38,759	3,423,970
Citigroup	45,566	3,432,031
FactSet Research Systems	7,087	3,247,689
Hartford Financial Services Group	25,410	3,299,234
JPMorgan Chase	12,542	3,311,088
Mastercard, Cl A	5,709	3,343,190
MetLife	40,670	3,195,849
Moody’s	7,002	3,356,199
Morgan Stanley	26,896	3,443,495
Nasdaq	41,099	3,433,411
PayPal Holdings *	48,349	3,397,968
Principal Financial Group	40,802	3,178,068
Progressive	11,446	3,261,309
Prudential Financial	29,738	3,089,481
S&P Global	6,462	3,314,101
Synchrony Financial	60,517	3,488,805
T Rowe Price Group	34,855	3,262,079
Travelers	11,657	3,213,835
Visa, Cl A	9,041	3,301,683
		82,658,850

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 13.2%
Abbott Laboratories	23,374	$3,122,299
AbbVie	17,132	3,188,436
Agilent Technologies	28,764	3,219,267
Amgen	10,873	3,133,381
Boston Scientific *	30,530	3,213,588
Bristol-Myers Squibb	62,236	3,004,754
Cardinal Health	22,469	3,470,112
Centene *	48,605	2,743,266
Cigna Group	8,980	2,843,427
Danaher	15,394	2,923,321
Elevance Health	7,065	2,711,830
Eli Lilly	3,635	2,681,430
Gilead Sciences	28,395	3,125,722
HCA Healthcare	8,998	3,431,747
Intuitive Surgical *	6,193	3,420,642
IQVIA Holdings *	20,542	2,882,659
Johnson & Johnson	19,434	3,016,351
McKesson	4,378	3,150,015
Merck	38,360	2,947,582
Regeneron Pharmaceuticals	5,132	2,516,117
ResMed	14,090	3,449,091
Stryker	8,455	3,235,221
Thermo Fisher Scientific	6,988	2,814,906
UnitedHealth Group	7,046	2,127,258
Vertex Pharmaceuticals *	6,155	2,720,818
Waters *	9,028	3,152,939
Zoetis, Cl A	20,146	3,397,220
		81,643,399

Industrials — 7.3%
Amentum Holdings *	1,493	30,845
Automatic Data Processing	10,278	3,345,797
Booz Allen Hamilton Holding, Cl A	25,937	2,755,806
Caterpillar	10,202	3,550,602
Cummins	10,655	3,425,370
Deere	6,613	3,347,897
General Dynamics	11,363	3,164,482
Illinois Tool Works	12,760	3,127,221
Jacobs Solutions	25,341	3,200,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	21,262	$3,157,832
Lockheed Martin	6,514	3,142,223
Paychex	21,083	3,329,217
RTX	25,118	3,428,105
Union Pacific	13,750	3,047,825
United Parcel Service, Cl B	31,056	3,029,202
		45,082,992

Information Technology — 36.4%
Adobe *	8,572	3,558,151
Advanced Micro Devices *	33,417	3,700,264
Akamai Technologies *	39,811	3,022,849
Amphenol, Cl A	42,445	3,817,079
Analog Devices	16,486	3,527,674
Apple	158,953	31,925,710
Applied Materials	21,031	3,296,609
Arista Networks *	42,695	3,699,095
Autodesk *	11,418	3,381,098
Avnet	60,606	3,030,906
Broadcom	26,216	6,346,107
Cadence Design Systems *	11,378	3,266,282
CDW	19,499	3,516,840
Cisco Systems	54,308	3,423,576
Cognizant Technology Solutions, Cl A	42,574	3,448,068
Dell Technologies, Cl C	33,869	3,768,604
Dynatrace *	68,630	3,706,706
Gartner *	7,438	3,246,092
HP	122,632	3,053,537
HubSpot *	5,329	3,143,577
Intuit	5,063	3,814,819
Keysight Technologies *	22,005	3,455,665
Littelfuse	18,546	3,803,043
Micron Technology	41,416	3,912,155
Microsoft	77,230	35,553,603
Motorola Solutions	7,112	2,954,183
NetApp	35,577	3,527,815
NVIDIA	249,143	33,666,694
Oracle	22,977	3,803,383
Palo Alto Networks *	17,967	3,457,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	21,492	$3,120,638
Salesforce	12,069	3,202,751
ServiceNow *	3,709	3,750,133
Synopsys *	7,142	3,313,745
Texas Instruments	19,840	3,627,744
Trimble *	50,758	3,617,523
VeriSign	12,059	3,285,716
Workday, Cl A *	13,422	3,324,764
		225,070,408

Materials — 1.9%
Avery Dennison	17,792	3,162,172
Dow	104,144	2,888,955
Nucor	26,987	2,951,298
Steel Dynamics	24,647	3,033,306
		12,035,731

Real Estate — 1.5%
CBRE Group, Cl A *	24,733	3,092,119
Jones Lang LaSalle *	13,794	3,071,924
ProLogis ‡	29,770	3,233,022
		9,397,065

Utilities — 0.9%
American Water Works	20,525	2,934,459
Exelon	64,524	2,827,442
		5,761,901
TOTAL UNITED STATES		617,318,065
TOTAL COMMON STOCK (Cost $526,149,026)		617,318,065
TOTAL INVESTMENTS — 99.8% (Cost $526,149,026)		$617,318,065

Percentages are based on Net Assets of $618,427,168.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Conscious Companies ETF

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA—1.0%
Financials — 0.9%
Aspen Insurance Holdings, 7.000%	200,596	$4,962,745
Aspen Insurance Holdings, 5.625%	217,051	4,367,066
RenaissanceRe Holdings, 5.750%	217,839	4,616,009
RenaissanceRe Holdings, 4.200%	437,061	6,813,781
		20,759,601
Industrials — 0.1%
Triton International, 6.875%	110,624	2,300,979
TOTAL BERMUDA		23,060,580
CANADA—0.9%
Financials — 0.3%
Brookfield Finance, 4.625%	345,241	5,554,928
Utilities — 0.6%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	305,843	7,826,522
Brookfield BRP Holdings Canada, 7.250%	121,190	2,778,887
Brookfield Infrastructure Finance ULC, 7.250%	116,367	2,696,223
		13,301,632
TOTAL CANADA		18,856,560
NETHERLANDS — 0.7%
Financials — 0.7%
AEGON Funding, 5.100%	813,716	15,834,913
TOTAL NETHERLANDS		15,834,913
UNITED STATES — 96.9%
Communication Services — 6.5%
AT&T, 5.350%	1,154,276	25,440,243
AT&T, 5.000%	1,047,336	20,883,880
AT&T, 4.750%	1,529,921	28,992,003
Qwest, 6.750%	574,529	10,732,202
Qwest, 6.500%	854,597	15,622,033
Telephone and Data Systems, 6.625%	369,812	7,196,542
Telephone and Data Systems, 6.000%	604,663	10,744,861
United States Cellular, 6.250%	435,349	10,526,739
United States Cellular, 5.500%	436,889	9,663,985
United States Cellular, 5.500%	436,891	9,642,184
		149,444,672
Consumer Discretionary — 1.8%
Ford Motor, 6.500%	521,456	11,326,025
Ford Motor, 6.200%	651,783	13,491,908
Ford Motor, 6.000%	692,178	14,341,928

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
QVC Group, 8.000%	241,976	$1,369,584
		40,529,445
Financials — 63.0%
Affiliated Managers Group, 6.750%	392,491	9,156,815
Affiliated Managers Group, 5.875%	263,176	5,368,790
Allstate, 7.744%, TSFR3M + 3.427% (A)	435,672	11,305,688
Allstate, 7.375%	525,973	13,964,583
Allstate, 5.100%	1,006,708	20,919,392
Allstate, 4.750%	233,510	4,429,685
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	523,981	13,497,751
Apollo Global Management, 6.750% *	630,579	44,127,918
Arch Capital Group, 5.450%	289,724	5,921,959
Arch Capital Group, 4.550%	438,419	7,413,665
Ares Management, 6.750%	660,453	34,918,150
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	260,459	6,300,503
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	437,532	11,113,313
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	501,735	12,392,854
Athene Holding, 6.350%, US0003M + 4.253% (A)	754,887	17,619,063
Athene Holding, 5.625%	302,507	5,901,912
Athene Holding, 4.875%	502,428	8,521,179
Axis Capital Holdings, 5.500%	482,365	9,676,242
Banc of California, 7.750%, H15T5Y + 4.820% (A)	449,957	11,145,435
Bank of America, 7.250% *	25,975	30,156,975
Bank of America, 6.450%	352,590	8,938,156
Bank of America, 6.000%	453,684	10,956,469
Bank of America, 5.875%	286,290	6,722,089
Bank of America, 5.375%	465,443	9,751,031
Bank of America, 5.342%, TSFR3M + 1.012% (A)	59,380	1,305,172
Bank of America, 5.242%, TSFR3M + 0.912% (A)	100,138	2,021,786
Bank of America, 5.083%, TSFR3M + 0.762% (A)	134,677	2,748,758
Bank of America, 5.000%	437,161	8,550,869
Bank of America, 4.750%	229,886	4,294,270
Bank of America, 4.375%	359,678	6,186,462

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.250%	434,654	$7,228,296
Bank of America, 4.125%	305,113	4,958,086
Bank of Hawaii, 8.000%	123,026	3,128,551
Bank OZK, 4.625%	303,831	4,767,108
Brighthouse Financial, 6.750%	341,889	7,254,885
Brighthouse Financial, 6.600%	365,075	7,542,450
Brighthouse Financial, 6.250%	320,246	6,549,031
Brighthouse Financial, 5.375%	492,649	8,394,739
Brighthouse Financial, 4.625%	296,311	4,542,448
Capital One Financial, 5.000%	1,308,362	24,531,788
Capital One Financial, 4.800%	1,086,585	19,308,615
Capital One Financial, 4.375%	586,774	9,593,755
Capital One Financial, 4.250%	369,862	6,010,258
Carlyle Finance, 4.625%	438,427	7,396,263
Charles Schwab, 5.950%	639,864	15,651,073
Charles Schwab, 4.450%	526,207	9,797,974
Citigroup Capital XIII, 10.911%, TSFR3M + 6.632% (A)	1,989,523	57,994,595
Citizens Financial Group, 7.375%	349,242	9,038,383
Citizens Financial Group, 5.000%	393,492	7,464,543
Corebridge Financial, 6.375%	527,898	12,020,237
Enstar Group, 7.000%	77,656	1,563,992
Enstar Group, 7.000%, US0003M + 4.015% (A)	348,405	7,515,096
Equitable Holdings, 5.250%	696,886	13,763,499
F&G Annuities & Life, 7.950%	300,876	7,678,356
Fifth Third Bancorp, 8.296%, TSFR3M + 3.972% (A)	393,485	10,108,630
Fifth Third Bancorp, 6.000%	174,192	4,191,060
Fifth Third Bancorp, 4.950%	219,595	4,462,170
First Citizens BancShares, 5.625%	173,645	3,736,840
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	460,475	9,821,932
Globe Life, 4.250%	248,518	3,827,177
Goldman Sachs Group, 5.312%, TSFR3M + 1.012% (A)	654,063	13,728,782
Goldman Sachs Group, 5.312%, TSFR3M + 1.012% (A)	174,862	3,778,768
Goldman Sachs Group, 5.232%, TSFR3M + 0.932% (A)	1,176,717	24,781,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Hancock Whitney, 6.250%	150,024	$3,590,074
Hartford Insurance Group, 6.000%	301,444	7,499,927
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	283,933	7,030,181
Huntington Bancshares, 5.700%	138,888	2,979,148
Huntington Bancshares, 4.500%	439,940	7,514,175
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	480,986	12,496,016
JPMorgan Chase, 6.000%	959,633	24,105,981
JPMorgan Chase, 5.750%	878,318	20,983,017
JPMorgan Chase, 4.750%	466,042	9,236,952
JPMorgan Chase, 4.625%	958,057	18,270,147
JPMorgan Chase, 4.550% (B)	777,218	14,658,331
JPMorgan Chase, 4.200%	1,035,855	18,365,709
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	524,308	13,002,838
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	435,756	10,593,228
KeyCorp, 5.650%	369,389	7,613,107
KeyCorp, 5.625%	389,440	8,143,190
KKR Group Finance IX, 4.625%	437,394	7,663,143
Lincoln National, 9.000%	438,860	11,717,562
M&T Bank, 7.500%	654,132	16,994,349
Merchants Bancorp, 7.625%	201,131	4,722,556
MetLife, 5.625%	702,711	16,380,193
MetLife, 5.561%, TSFR3M + 1.262% (A)	523,867	12,630,433
MetLife, 4.750%	871,706	16,911,096
Morgan Stanley, Ser E, 7.125	452,628	11,551,067
Morgan Stanley, Ser F, 6.875%, US0003M + 3.940% (A)	452,216	11,454,631
Morgan Stanley, 6.625%	535,928	13,778,709
Morgan Stanley, 6.500%	532,979	13,633,603
Morgan Stanley, 6.375%	531,454	13,068,454
Morgan Stanley, 5.850% (A)	534,545	12,294,535
Morgan Stanley, 5.218%, TSFR3M + 0.962% (A)	580,224	12,857,764
Morgan Stanley, 4.875%	265,210	5,237,898
Morgan Stanley, 4.250%	693,702	11,779,060
National Rural Utilities Cooperative Finance, 5.500%	218,225	5,235,218
Northern Trust, 4.700%	352,142	6,849,162
Prudential Financial, 5.950%	260,983	6,469,769
Prudential Financial, 5.625%	494,576	11,419,760

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Prudential Financial, 4.125%	436,862	$7,417,917
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	434,702	11,080,554
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	440,761	9,996,459
Regions Financial, 4.450%	349,926	5,917,249
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	615,195	15,835,119
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	349,682	8,630,152
SLM, 6.261%, TSFR3M + 1.962% (A)	54,914	4,324,478
State Street, 5.350%, TSFR3M + 3.971% (A)	438,478	9,769,290
Stifel Financial, 6.125%	197,256	4,426,425
Stifel Financial, 4.500%	264,942	4,376,842
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	435,323	10,865,662
Synchrony Financial, 5.625%	653,192	11,626,818
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	305,368	7,909,031
Synovus Financial, 7.931%, TSFR3M + 3.614% (A)	174,009	4,317,163
TPG Operating Group II, 6.950%	346,350	8,378,207
Truist Financial, 5.250% (B)	503,689	10,496,879
Truist Financial, 5.109%, TSFR3M + 0.792% (A)	151,006	3,343,273
Truist Financial, 4.750%	813,877	15,064,863
Unum Group, 6.250%	259,474	6,336,355
US Bancorp, 5.538%, TSFR3M + 1.282% (A)	12,590	10,450,959
US Bancorp, 5.500%	503,003	11,408,108
US Bancorp, 5.118%, TSFR3M + 0.862% (A)	882,911	18,134,992
US Bancorp, 4.500% (B)	392,536	7,340,423
US Bancorp, 4.000%	654,727	10,613,125
US Bancorp, 3.750%	436,758	6,573,208
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	261,469	6,306,632
WaFd, 4.875%	264,628	4,054,101
Wells Fargo, 7.500% *	45,364	51,533,504
Wells Fargo, 5.625%	313,551	6,938,884
Wells Fargo, 4.750%	911,849	16,750,666
Wells Fargo, 4.700%	531,691	9,634,241
Wells Fargo, 4.375%	477,456	8,111,977

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 4.250%	569,529	$9,397,229
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	261,127	5,862,301
		1,439,412,043
Health Care — 0.6%
BrightSpring Health Services, 6.750%	173,606	14,560,335
Industrials — 4.9%
Boeing, 6.000% *	1,545,846	104,066,353
Pitney Bowes, 6.700%	372,657	7,177,374
		111,243,727
Information Technology — 1.5%
Hewlett Packard Enterprise, 7.625% *	659,274	33,972,389
Materials — 1.3%
Albemarle, 7.250% *	1,026,431	29,776,763
Real Estate — 4.5%
Agree Realty, 4.250% ‡	128,188	2,211,243
Digital Realty Trust, 5.850% ‡	182,746	4,267,119
Digital Realty Trust, 5.250% ‡	150,915	3,160,160
Digital Realty Trust, 5.200% ‡	300,181	6,120,691
Diversified Healthcare Trust, 5.625% ‡	303,098	4,988,993
Kimco Realty, 5.250% ‡	229,078	4,647,993
Public Storage, 5.600% ‡	248,293	5,618,871
Public Storage, 5.150% ‡	244,745	5,051,537
Public Storage, 5.050% ‡	262,345	5,359,708
Public Storage, 4.875% ‡	276,938	5,369,828
Public Storage, 4.700% ‡	225,283	4,253,343
Public Storage, 4.625% ‡	493,644	9,221,270
Public Storage, 4.000% ‡	527,422	8,412,381
Public Storage, 4.000% ‡	380,643	6,067,449
Public Storage, 3.900% ‡	135,845	2,098,805
Public Storage, 3.875% ‡	247,227	3,817,185
RLJ Lodging Trust, 1.950% ‡ *	279,452	6,927,615
SL Green Realty, 6.500% ‡	177,249	3,736,409
Vornado Realty Trust, 5.400% ‡	262,513	4,675,356
Vornado Realty Trust, 5.250% ‡	260,784	4,409,857
Vornado Realty Trust, 4.450% ‡	229,711	3,170,012
		103,585,825
Utilities — 12.8%
CMS Energy, 5.875%	549,431	12,208,357
CMS Energy, 5.875%	244,444	5,431,546
CMS Energy, 4.200%	174,942	2,893,541

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
DTE Energy, 5.250%	349,001	$7,451,171
DTE Energy, 4.375%	244,370	4,195,833
Duke Energy, 5.750%	876,067	21,673,898
Duke Energy, 5.625%	437,166	10,784,885
Entergy Arkansas, 4.875%	354,107	7,223,783
Entergy Louisiana, 4.875%	233,671	4,722,491
Entergy Mississippi, 4.900%	199,809	4,056,123
Georgia Power, 5.000%	235,103	5,191,074
NextEra Energy, 9.000%	646,616	28,884,337
NextEra Energy, 7.299% *	861,471	40,980,176
NextEra Energy Capital Holdings, 5.650%	601,294	13,408,856
PG&E, 6.000%	696,958	30,331,612
SCE Trust II, 5.100%	190,395	3,333,816
SCE Trust VI, 5.000%	415,461	7,066,992
SCE Trust VII, 7.500%	479,551	10,986,513
SCE Trust VIII, 6.950%	304,170	6,606,572
Sempra, 5.750%	660,315	13,992,075
Southern, 5.250%	389,801	8,263,781
Southern, 4.950%	870,412	17,277,678
Southern, 4.200%	652,748	11,338,233
Spire, 5.900%	218,689	5,121,696
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	180,893	4,202,144
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	222,375	5,252,498
		292,879,681
TOTAL UNITED STATES		2,215,404,880
TOTAL PREFERRED STOCK (Cost $2,457,369,146)		2,273,156,933

SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $927,504)	927,504	927,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.0%
RBC Capital Markets 4.250%, dated 05/31/2025, to be repurchased on 06/02/2025, repurchase price $966,663 (collateralized by a U.S. Treasury Obligations, par value $963,183, 4.625%, 06/30/2026, with a total market value of $986,059) (Cost $966,321)	$966,321	$966,321
TOTAL INVESTMENTS — 99.5% (Cost $2,459,262,971)		$2,275,050,758

Percentages are based on Net Assets of $2,286,497,362.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $1,850,690.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $1,893,825. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $–.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2025.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,273,156,933	$—	$—	$2,273,156,933
Short-Term Investment	927,504	—	—	927,504
Repurchase Agreement	—	966,321	—	966,321
Total Investments in Securities	$2,274,084,437	$966,321	$—	$2,275,050,758

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 3.1%
Comcast, Cl A	13,237	$457,603
Omnicom Group	5,850	429,624
		887,227
Consumer Discretionary — 2.9%
Best Buy	6,031	399,735
NIKE, Cl B	6,867	416,071
		815,806
Consumer Staples — 25.1%
Archer-Daniels-Midland	8,027	387,463
Brown-Forman, Cl B	9,347	311,629
Coca-Cola	6,691	482,421
Colgate-Palmolive	4,502	418,416
Conagra Brands	14,912	341,336
General Mills	6,306	342,164
Hershey	2,297	369,105
Kellanova	5,242	433,147
Kenvue	18,945	452,217
Kimberly-Clark	3,215	462,188
Kroger	6,806	464,373
McCormick	5,221	379,723
Molson Coors Beverage, Cl B	6,888	369,128
Mondelez International, Cl A	6,795	458,595
PepsiCo	2,671	351,103
Procter & Gamble	2,464	418,609
Target	3,130	294,251
Tyson Foods, Cl A	6,983	392,165
		7,128,033
Energy — 12.0%
Baker Hughes, Cl A	12,588	466,385
ConocoPhillips	5,231	446,466
Coterra Energy	20,956	509,440
Devon Energy	15,668	474,114
EOG Resources	4,186	454,474
Exxon Mobil	4,788	489,812
Marathon Petroleum	3,644	585,737
		3,426,428
Financials — 7.4%
Cincinnati Financial	3,485	525,608
CME Group, Cl A	2,232	645,048

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everest Group	1,459	$506,550
T Rowe Price Group	4,419	413,574
		2,090,780
Health Care — 9.1%
AbbVie	3,062	569,869
Baxter International	17,507	533,964
Johnson & Johnson	3,613	560,774
Medtronic PLC	6,436	534,059
Merck	5,180	398,031
		2,596,697
Industrials — 26.0%
3M	4,086	606,158
Automatic Data Processing	1,784	580,746
CH Robinson Worldwide	4,766	457,393
Cummins	1,440	462,931
General Dynamics	2,011	560,043
Honeywell International	2,326	527,234
Huntington Ingalls Industries	2,756	614,753
Illinois Tool Works	1,945	476,681
Lockheed Martin	1,069	515,664
Paychex	3,764	594,373
RTX	4,506	614,979
Snap-On	1,489	477,597
Union Pacific	2,251	498,957
United Parcel Service, Cl B	4,103	400,207
		7,387,716
Information Technology — 4.9%
Microchip Technology	8,857	514,060
QUALCOMM	3,348	486,130
Skyworks Solutions	5,806	400,788
		1,400,978
Materials — 7.4%
Dow	12,983	360,149
Eastman Chemical	5,387	422,179
International Paper	9,558	456,968
LyondellBasell Industries, Cl A	6,981	394,357
PPG Industries	4,273	473,448
		2,107,101

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.8%
Public Storage ‡	1,664	$513,194
TOTAL COMMON STOCK (Cost $29,904,660)		28,353,960
TOTAL INVESTMENTS — 99.7% (Cost $29,904,660)		$28,353,960

Percentages are based on Net Assets of $28,450,869.

‡	Real Estate Investment Trust

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 10.6%
AT&T	380,629	$10,581,486
Comcast, Cl A	75,580	2,612,801
Electronic Arts	46,280	6,654,138
Frontier Communications Parent *	214,654	7,776,914
Interpublic Group	107,589	2,577,833
Liberty Broadband, Cl A *	33,390	3,101,931
Liberty Broadband, Cl C *	32,933	3,089,115
New York Times, Cl A	7,521	429,600
Nexstar Media Group, Cl A	17,228	2,935,996
Paramount Global, Cl A	16,688	377,983
T-Mobile US	29,930	7,249,046
Verizon Communications	232,169	10,206,149
		57,592,992

Consumer Discretionary — 5.7%
Ford Motor	263,916	2,739,448
Gap	129,514	2,889,457
Garmin	1,986	403,099
General Motors	56,295	2,792,795
Lear	31,465	2,845,065
Lennar, Cl B	25,283	2,561,168
Lithia Motors, Cl A	9,246	2,930,150
McDonald’s	13,040	4,092,604
Meritage Homes	37,818	2,405,603
Mohawk Industries *	24,476	2,462,530
O’Reilly Automotive *	259	354,183
Penske Automotive Group	16,629	2,730,149
TJX	3,610	458,109
Yum! Brands	10,543	1,517,559
		31,181,919

Consumer Staples — 11.0%
Albertsons, Cl A	346,271	7,697,604
Altria Group	51,999	3,151,659
Archer-Daniels-Midland	53,637	2,589,058
Bunge Global	32,337	2,527,137
Cal-Maine Foods	27,655	2,652,944
Church & Dwight	3,940	387,341

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	88,221	$6,360,734
Colgate-Palmolive	4,871	452,711
Conagra Brands	102,306	2,341,784
Costco Wholesale	713	741,648
Ingredion	3,331	463,409
Kellanova	93,686	7,741,274
Kraft Heinz	85,705	2,290,895
Kroger	11,860	809,208
Molson Coors Beverage, Cl B	43,949	2,355,227
Post Holdings *	3,306	365,611
Procter & Gamble	6,178	1,049,580
Smithfield Foods	124,956	2,921,471
Target	27,981	2,630,494
Tyson Foods, Cl A	41,568	2,334,459
Walmart	81,712	8,066,609
		59,930,857

Energy — 4.7%
Antero Midstream	154,860	2,908,271
APA	164,901	2,804,966
Chord Energy	27,792	2,501,280
Diamondback Energy	19,021	2,559,276
DT Midstream	3,907	409,219
Exxon Mobil	3,903	399,277
Halliburton	125,178	2,452,237
Kinder Morgan	117,497	3,294,616
NOV	214,810	2,577,720
Ovintiv	76,670	2,746,319
Permian Resources, Cl A	216,828	2,734,201
Williams	6,472	391,621
		25,779,003

Financials — 26.4%
Aflac	3,510	363,425
AGNC Investment ‡	299,703	2,679,345
Annaly Capital Management ‡	138,273	2,620,273
Aon PLC, Cl A	1,178	438,310
Arthur J Gallagher	1,435	498,576
Bank OZK	61,529	2,727,581

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Berkshire Hathaway, Cl B *	14,748	$7,432,402
Cadence Bank	90,841	2,752,482
Cboe Global Markets	24,205	5,545,850
Chubb	1,527	453,824
Citigroup	38,924	2,931,756
Citizens Financial Group	70,696	2,852,584
CME Group, Cl A	29,704	8,584,456
Columbia Banking System	109,742	2,565,768
Comerica	49,312	2,815,222
Enact Holdings	73,222	2,592,059
Enstar Group *	23,187	7,767,877
Essent Group	46,471	2,695,318
First Horizon	148,392	2,950,033
FNB	195,784	2,715,524
Franklin Resources	141,144	3,054,356
Global Payments	35,991	2,721,280
Huntington Bancshares	181,994	2,844,566
Intercontinental Exchange	48,176	8,662,045
Invesco	191,010	2,762,005
Jackson Financial, Cl A	34,718	2,843,751
Lincoln National	84,898	2,813,520
M&T Bank	15,577	2,844,983
Marsh & McLennan	34,131	7,975,049
Mastercard, Cl A	747	437,443
Old National Bancorp	125,510	2,618,139
Old Republic International	9,989	377,584
OneMain Holdings, Cl A	55,369	2,870,329
PNC Financial Services Group	16,390	2,848,746
Prosperity Bancshares	38,391	2,673,933
Radian Group	81,643	2,788,108
Regions Financial	128,919	2,764,023
Rithm Capital ‡	249,211	2,778,703
Starwood Property Trust ‡	136,810	2,701,998
State Street	30,175	2,905,249
Truist Financial	69,457	2,743,552
United Bankshares	73,332	2,650,218
Unum Group	32,779	2,678,372
US Bancorp	65,312	2,846,950
Visa, Cl A	1,142	417,047

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
W R Berkley	5,307	$396,380
Webster Financial	54,746	2,818,324
Willis Towers Watson PLC	1,432	453,300
Zions Bancorp	58,195	2,756,115
		144,028,733

Health Care — 11.2%
AbbVie	2,441	454,295
Amgen	1,458	420,166
Becton Dickinson	1,772	305,830
Biogen *	21,805	2,830,071
Boston Scientific *	78,414	8,253,858
Cardinal Health	3,780	583,783
Cencora	27,277	7,944,154
Centene *	41,528	2,343,840
Chemed	723	415,609
Cigna Group	1,380	436,963
CVS Health	39,327	2,518,501
Elanco Animal Health *	280,982	3,776,398
Hologic *	5,616	349,147
Johnson & Johnson	47,165	7,320,480
McKesson	950	683,535
Medtronic PLC	30,839	2,559,020
Merck	88,354	6,789,121
Pfizer	115,258	2,707,410
Quest Diagnostics	2,633	456,404
Royalty Pharma, Cl A	12,003	394,659
Tenet Healthcare *	20,955	3,536,575
Universal Health Services, Cl B	15,452	2,941,288
Viatris	330,535	2,905,403
		60,926,510

Industrials — 11.6%
AMETEK	2,403	429,512
Automatic Data Processing	25,862	8,418,857
Broadridge Financial Solutions	11,051	2,683,514
CNH Industrial	228,402	2,857,309
Delta Air Lines	62,366	3,017,891
General Dynamics	14,894	4,147,830

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Honeywell International	1,896	$429,766
Huntington Ingalls Industries	11,811	2,634,562
Leidos Holdings	2,656	394,469
Lockheed Martin	15,934	7,686,243
Northrop Grumman	1,061	514,341
QXO	207,132	3,521,244
Republic Services, Cl A	32,178	8,279,077
RTX	63,914	8,722,983
Snap-On	2,265	726,499
Verisk Analytics, Cl A	1,648	517,703
Waste Management	33,938	8,178,040
		63,159,840

Information Technology — 10.4%
Amdocs	80,693	7,404,390
Arrow Electronics *	23,603	2,794,123
Avnet	51,566	2,578,816
Cisco Systems	128,886	8,124,973
GoDaddy, Cl A *	2,152	391,987
Hewlett Packard Enterprise	168,130	2,905,286
HP	104,809	2,609,744
International Business Machines	1,875	485,738
Juniper Networks	219,585	7,889,689
MARA Holdings * (A)	182,592	2,578,199
Motorola Solutions	11,984	4,977,914
ON Semiconductor *	70,457	2,960,603
Roper Technologies	900	513,243
Skyworks Solutions	43,999	3,037,251
TD SYNNEX	24,014	2,913,859
VeriSign	2,322	632,675
Western Digital *	68,508	3,531,587
		56,330,077

Materials — 4.6%
Alcoa	102,986	2,756,935
AptarGroup	2,999	475,042
Dow	88,974	2,468,139
Eastman Chemical	32,716	2,563,953
Ecolab	1,828	485,553

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
FMC	65,573	$2,659,641
Linde PLC	16,120	7,537,390
LyondellBasell Industries, Cl A	44,679	2,523,917
Mosaic	92,382	3,338,685
Packaging Corp of America	2,264	437,337
		25,246,592

Real Estate — 0.6%
Agree Realty ‡	4,914	370,024
VICI Properties, Cl A ‡	78,860	2,500,651
Welltower ‡	3,234	498,941
		3,369,616

Utilities — 3.0%
American Electric Power	4,144	428,863
Atmos Energy	2,969	459,245
CenterPoint Energy	10,157	378,247
CMS Energy	6,342	445,399
Consolidated Edison	4,858	507,612
Duke Energy	4,827	568,234
Entergy	5,109	425,477
Evergy	99,946	6,637,414
Exelon	8,137	356,563
FirstEnergy	10,867	455,762
IDACORP, Cl Rights	3,289	391,227
NiSource	11,286	446,248
Pinnacle West Capital	4,955	452,045
PPL	12,895	448,101
Southern	6,832	614,880
UGI	78,808	2,841,816
WEC Energy Group	4,140	444,802
		16,301,935
TOTAL UNITED STATES		543,848,074
TOTAL COMMON STOCK (Cost $517,630,601)		543,848,074

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $66,628)	66,628	$66,628

	Face Amount
REPURCHASE AGREEMENT(B) — 0.0%
RBC Capital Markets 4.250%, dated 05/31/2025, to be repurchased on 06/02/2025, repurchase price $69,441 (collateralized by a U.S. Treasury Obligations, par value $69,191, 4.625%, 06/30/2026, with a total market value of $70,835) (Cost $69,417)	$69,417	69,417
TOTAL INVESTMENTS — 99.8% (Cost $517,766,646)		$543,984,119

Percentages are based on Net Assets of $544,926,602.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $128,492.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $136,045. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $–.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2025.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$543,848,074	$—	$—	$543,848,074
Short-Term Investment	66,628	—	—	66,628
Repurchase Agreement	—	69,417	—	69,417
Total Investments in Securities	$543,914,702	$69,417	$—	$543,984,119

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Adaptive U.S. Factor ETF

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
CANADA— 1.9%
Utilities — 1.9%
Algonquin Power & Utilities, 8.864%, US0003M + 4.010% (A)	221,683	$5,672,868
TOTAL CANADA		5,672,868
UNITED STATES— 97.5%
Consumer Staples — 4.5%
CHS, Ser 2, 7.100%, US0003M + 4.298% (A)	249,552	6,348,603
CHS, Ser 3, 6.750%, US0003M + 4.155% (A)	292,150	7,303,750
		13,652,353
Energy — 1.5%
NGL Energy Partners, 11.792%, TSFR3M + 7.475% (A)	199,900	4,557,720
Financials — 89.3%
AGNC Investment, 9.629%, TSFR3M + 5.373% ‡ (A)	159,089	4,042,452
AGNC Investment, 9.511%, TSFR3M + 5.255% ‡ (A)	196,832	4,962,135
AGNC Investment, 8.850%, TSFR3M + 4.594% ‡ (A)	114,336	2,798,945
AGNC Investment, 7.750%, H15T5Y + 4.390% ‡ (A)	72,888	1,793,045
Allstate, 7.744%, TSFR3M + 3.427% (A)	315,658	8,191,325
Annaly Capital Management, 9.572%, TSFR3M + 5.255% ‡ (A)	241,705	6,161,060
Annaly Capital Management, 9.568%, TSFR3M + 5.251% ‡ (A)	148,874	3,800,753
Annaly Capital Management, 8.751%, TSFR3M + 4.434% ‡ (A)	143,044	3,533,187
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	379,575	9,777,852
Arbor Realty Trust, 6.250%, TSFR3M + 5.440% ‡ (A)	181,312	3,702,391
Associated Banc-Corp, 6.625%, H15T5Y + 2.812% (A)	188,855	4,568,402
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	144,178	3,662,121
Athene Holding, 7.250%, H15T5Y + 2.986% (A)	165,329	4,083,626
Athene Holding, 6.350%, US0003M + 4.253% (A)	248,725	5,805,242
Banc of California, 7.750%, H15T5Y + 4.820% (A)	326,014	8,075,367

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.450%	314,506	$7,972,727
Bank of America, 5.342%, TSFR3M + 1.012% (A)	63,148	1,387,993
Bank of America, 5.242%, TSFR3M + 0.912% (A)	89,714	1,811,326
Bank of America, 5.083%, TSFR3M + 0.762% (A)	120,475	2,458,895
Chimera Investment, 10.352%, TSFR3M + 6.053% ‡ (A)	207,117	5,140,644
Chimera Investment, 9.899%, TSFR3M + 5.600% ‡ (A)	126,703	3,104,224
Compass Diversified Holdings, 7.875%, US0003M + 4.985% (A)	106,887	1,671,713
Enstar Group, 7.000%, US0003M + 4.015% (A)	252,556	5,447,633
Fifth Third Bancorp, 8.296%, TSFR3M + 3.972% (A)	285,124	7,324,836
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	333,662	7,117,010
Goldman Sachs Group, 5.312%, TSFR3M + 1.012% (A)	226,981	4,764,331
Goldman Sachs Group, 5.232%, TSFR3M + 0.932% (A)	408,305	8,598,903
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	205,832	5,096,400
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	348,457	9,052,913
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	301,579	7,479,159
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	250,678	6,093,982
MetLife, 5.561%, TSFR3M + 1.262% (A)	379,516	9,150,131
MFA Financial, 9.906%, TSFR3M + 5.607% ‡ (A)	174,564	4,224,449
Midland States Bancorp, 7.750%, H15T5Y + 4.713% (A)	72,043	1,688,688
Morgan Stanley, 5.218%, TSFR3M + 0.962% (A)	616,213	13,655,280
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	280,779	7,157,057
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	284,718	6,457,404

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	341,877	$8,799,914
Reinsurance Group of America, 5.750%, US0003M + 4.040% (A)	194,412	4,798,088
Rithm Capital, 10.381%, TSFR3M + 6.064% ‡ (A)	46,727	1,175,651
Rithm Capital, 10.219%, TSFR3M + 5.902% ‡ (A)	126,086	3,162,237
Rithm Capital, 9.557%, TSFR3M + 5.231% ‡ (A)	177,878	4,333,108
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	206,354	4,925,670
SLM, 6.261%, TSFR3M + 1.962% (A)	39,850	3,138,188
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	315,415	7,872,758
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	221,338	5,732,654
Two Harbors Investment, 9.555%, TSFR3M + 5.273% ‡ (A)	153,093	3,612,995
US Bancorp, 5.538%, TSFR3M + 1.282% (A)	5,953	4,941,585
US Bancorp, 5.118%, TSFR3M + 0.862% (A)	417,313	8,571,609
Voya Financial, 5.350%, H15T5Y + 3.210% (A)	189,583	4,572,742
Western Alliance Bancorp, 4.250%, H15T5Y + 3.452% (A)	189,362	4,251,177
		271,701,977
Utilities — 2.2%
Tennessee Valley Authority, 2.216%, H15T30Y + 0.840% (A)	131,265	3,049,286
Tennessee Valley Authority, 2.134%, H15T30Y + 0.940% (A)	161,288	3,809,622
		6,858,908
TOTAL UNITED STATES		296,770,958
TOTAL PREFERRED STOCK (Cost $303,502,553)		302,443,826
TOTAL INVESTMENTS — 99.4% (Cost $303,502,553)		$302,443,826

Percentages are based on Net Assets of $304,323,385.

‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Variable Rate Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	112	$287,088

IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A	1,486	470,795

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	558	37,280

MEXICO — 0.0%
Materials — 0.0%
Southern Copper	213	19,364

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	2,665	74,753

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	756	121,013

UNITED KINGDOM — 0.1%
Consumer Discretionary — 0.1%
Flutter Entertainment PLC *	450	113,715

Materials — 0.0%
Anglogold Ashanti	1,206	52,835

TOTAL UNITED KINGDOM		166,550
UNITED STATES — 98.9%
Communication Services — 9.9%
Alphabet, Cl A	14,128	2,426,343
Alphabet, Cl C	12,409	2,144,896
AT&T	17,049	473,962

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Charter Communications, Cl A *	243	$96,294
Comcast, Cl A	9,072	313,619
Electronic Arts	572	82,242
Fox, Cl A	521	28,624
Fox, Cl B	305	15,335
Live Nation Entertainment *	352	48,291
Meta Platforms, Cl A	5,270	3,412,272
Netflix *	1,014	1,224,131
Omnicom Group	462	33,929
Pinterest, Cl A *	1,420	44,176
Reddit, Cl A *	242	27,189
ROBLOX, Cl A *	1,320	114,814
Snap, Cl A *	2,511	20,716
Spotify Technology *	347	230,804
Take-Two Interactive Software *	419	94,811
TKO Group Holdings, Cl A	168	26,512
T-Mobile US	1,170	283,374
Trade Desk, Cl A *	1,075	80,861
Verizon Communications	10,029	440,875
Walt Disney	4,323	488,672
Warner Bros Discovery *	5,410	53,938
Warner Music Group, Cl A	308	8,106
		12,214,786

Consumer Discretionary — 10.4%
Airbnb, Cl A *	1,044	134,676
Amazon.com *	22,956	4,706,210
AutoZone *	40	149,322
Best Buy	455	30,157
Booking Holdings	76	419,439
Carnival *	2,482	57,632
Carvana, Cl A *	281	91,932
Chipotle Mexican Grill, Cl A *	3,325	166,516
Darden Restaurants	283	60,621
Deckers Outdoor *	363	38,304
DoorDash, Cl A *	807	168,381
DR Horton	674	79,572
DraftKings, Cl A *	1,126	40,401
eBay	1,123	82,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group	295	$49,191
Ford Motor	9,954	103,323
Garmin	369	74,896
General Motors	2,396	118,866
Genuine Parts	327	41,372
Hilton Worldwide Holdings	571	141,859
Home Depot	2,405	885,737
Las Vegas Sands	821	33,792
Lennar, Cl A	564	59,829
Lennar, Cl B	13	1,317
Lowe’s	1,357	306,316
Lululemon Athletica *	256	81,068
Marriott International, Cl A	586	154,604
McDonald’s	1,792	562,419
NIKE, Cl B	2,865	173,590
NVR *	7	49,812
O’Reilly Automotive *	138	188,715
PulteGroup	487	47,741
Ross Stores	816	114,313
Royal Caribbean Cruises	621	159,578
Starbucks	2,694	226,161
Tesla *	6,787	2,351,424
TJX	2,687	340,980
Tractor Supply	1,283	62,097
Ulta Beauty *	108	50,918
Viking Holdings *	301	13,437
Williams-Sonoma	286	46,263
Yum! Brands	709	102,054
		12,767,005

Consumer Staples — 5.7%
Altria Group	4,101	248,562
Archer-Daniels-Midland	1,144	55,221
Brown-Forman, Cl A	104	3,456
Brown-Forman, Cl B	712	23,738
Bunge Global	332	25,946
Church & Dwight	591	58,101
Clorox	298	39,300
Coca-Cola	9,169	661,085

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Colgate-Palmolive	1,998	$185,694
Conagra Brands	1,135	25,980
Constellation Brands, Cl A	374	66,680
Costco Wholesale	1,076	1,119,234
Dollar General	524	50,959
Dollar Tree *	482	43,505
Estee Lauder, Cl A	514	34,407
General Mills	1,330	72,166
Hershey	355	57,045
Hormel Foods	691	21,200
Kellanova	629	51,974
Kenvue	4,842	115,579
Keurig Dr Pepper	2,887	97,205
Kimberly-Clark	839	120,615
Kraft Heinz	1,875	50,119
Kroger	1,466	100,025
McCormick	608	44,220
Mondelez International, Cl A	3,133	211,446
Monster Beverage *	1,756	112,296
PepsiCo	3,264	429,053
Philip Morris International	3,675	663,668
Procter & Gamble	5,681	965,145
Sysco	1,266	92,418
Target	1,155	108,582
Tyson Foods, Cl A	677	38,020
Walmart	10,603	1,046,728
		7,039,372

Energy — 3.1%
Baker Hughes, Cl A	2,542	94,181
Cheniere Energy	550	130,345
Chesapeake Energy	507	58,878
Chevron	3,976	543,519
ConocoPhillips	3,107	265,183
Coterra Energy	1,748	42,494
Devon Energy	1,569	47,478
Diamondback Energy	453	60,951
EOG Resources	1,388	150,695
EQT	1,377	75,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Exxon Mobil	10,484	$1,072,513
Halliburton	2,107	41,276
Hess	713	94,252
Kinder Morgan	4,858	136,218
Marathon Petroleum	755	121,359
Occidental Petroleum	1,774	72,344
ONEOK	1,460	118,026
Phillips 66	986	111,891
Schlumberger	3,284	108,536
Targa Resources	547	86,388
Texas Pacific Land	45	50,131
Valero Energy	757	97,630
Venture Global, Cl A	745	8,620
Williams	2,985	180,622
		3,769,444

Financials — 13.9%
Aflac	1,246	129,011
Allstate	660	138,514
American Express	1,325	389,616
American International Group	1,434	121,374
Ameriprise Financial	245	124,764
Aon PLC, Cl A	477	177,482
Apollo Global Management	1,006	131,474
Arch Capital Group *	932	88,577
Ares Management, Cl A	446	73,813
Arthur J Gallagher	605	210,201
Bank of America	15,740	694,606
Bank of New York Mellon	1,806	160,030
Berkshire Hathaway, Cl B *	3,217	1,621,239
BlackRock Funding	367	359,620
Blackstone	1,740	241,442
Block, Cl A *	1,448	89,414
Blue Owl Capital, Cl A	1,346	25,143
Brown & Brown	581	65,595
Capital One Financial	1,564	295,831
Cboe Global Markets	252	57,738
Charles Schwab	4,142	365,904
Chubb	900	267,480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cincinnati Financial	370	$55,803
Citigroup	4,410	332,161
Citizens Financial Group	1,054	42,529
CME Group, Cl A	867	250,563
Coinbase Global, Cl A *	512	126,269
Corpay *	161	52,343
Erie Indemnity, Cl A	59	21,152
Everest Group	77	26,734
FactSet Research Systems	90	41,243
Fidelity National Information Services	1,278	101,742
Fifth Third Bancorp	1,610	61,486
First Citizens BancShares, Cl A	24	44,373
Fiserv *	1,367	222,534
Global Payments	610	46,122
Goldman Sachs Group	743	446,134
Hartford Financial Services Group	688	89,330
Huntington Bancshares	3,479	54,377
Interactive Brokers Group, Cl A	250	52,420
Intercontinental Exchange	1,379	247,944
JPMorgan Chase	6,760	1,784,640
KKR	1,638	198,952
Loews	431	38,484
LPL Financial Holdings	182	70,463
M&T Bank	398	72,691
Markel Group *	33	64,076
Marsh & McLennan	1,182	276,186
Mastercard, Cl A	1,961	1,148,362
MetLife	1,380	108,440
Moody’s	384	184,059
Morgan Stanley	2,949	377,560
MSCI, Cl A	190	107,164
Nasdaq	996	83,206
Northern Trust	474	50,595
PayPal Holdings *	2,466	173,310
PNC Financial Services Group	979	170,160
Principal Financial Group	546	42,528
Progressive	1,395	397,477
Prudential Financial	911	94,644
Raymond James Financial	443	65,112

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Regions Financial	2,183	$46,804
Robinhood Markets, Cl A *	1,780	117,747
Rocket, Cl A *	294	3,749
Ryan Specialty Holdings, Cl A	251	17,964
S&P Global	740	379,516
State Street	705	67,877
Synchrony Financial	938	54,076
T Rowe Price Group	523	48,948
Toast, Cl A *	980	41,336
TPG, Cl A	208	10,011
Tradeweb Markets, Cl A	280	40,446
Travelers	558	153,841
Truist Financial	3,148	124,346
US Bancorp	3,730	162,591
Visa, Cl A	4,194	1,531,607
W R Berkley	724	54,076
Wells Fargo	7,888	589,865
Willis Towers Watson PLC	242	76,605
		17,173,641

Health Care — 9.7%
Abbott Laboratories	4,094	546,877
AbbVie	4,285	797,481
Agilent Technologies	745	83,380
Align Technology *	165	29,855
Alnylam Pharmaceuticals *	333	101,418
Amgen	1,278	368,294
Baxter International	1,220	37,210
Becton Dickinson	718	123,920
Biogen *	348	45,167
BioMarin Pharmaceutical *	449	26,073
Boston Scientific *	3,516	370,094
Bristol-Myers Squibb	4,905	236,813
Cardinal Health	586	90,502
Cencora	432	125,816
Centene *	1,209	68,236
Cigna Group	664	210,249
Cooper *	475	32,433
CVS Health	3,065	196,283

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	1,542	$292,826
Dexcom *	942	80,824
Edwards Lifesciences *	1,468	114,827
Elevance Health	557	213,799
Eli Lilly	2,058	1,518,125
GE HealthCare Technologies	1,190	83,943
Gilead Sciences	2,986	328,699
HCA Healthcare	424	161,709
Hologic *	537	33,385
Humana	313	72,970
IDEXX Laboratories *	196	100,619
Illumina *	379	31,169
Incyte *	385	25,048
Insulet *	166	53,955
Intuitive Surgical *	841	464,518
IQVIA Holdings *	426	59,781
Johnson & Johnson	5,846	907,358
Labcorp Holdings	203	50,541
McKesson	309	222,329
Medtronic PLC	3,092	256,574
Merck	6,003	461,271
Mettler-Toledo International *	45	51,998
Molina Healthcare *	134	40,875
Natera *	305	48,108
Pfizer	13,599	319,440
Quest Diagnostics	268	46,455
Regeneron Pharmaceuticals *	257	126,002
ResMed	374	91,551
Revvity	291	26,312
Royalty Pharma, Cl A	888	29,197
STERIS PLC	239	58,605
Stryker	832	318,356
Thermo Fisher Scientific	909	366,163
UnitedHealth Group	2,215	668,731
Veeva Systems, Cl A *	383	107,125
Vertex Pharmaceuticals *	619	273,629
Waters *	140	48,894
West Pharmaceutical Services	171	36,055
Zimmer Biomet Holdings	477	43,965

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	1,108	$186,842
		11,912,674

Industrials — 8.8%
3M	1,327	196,860
Amentum Holdings *	18	366
AMETEK	587	104,920
Automatic Data Processing	981	319,345
Axon Enterprise *	178	133,564
Boeing *	1,719	356,383
Booz Allen Hamilton Holding, Cl A	302	32,087
Broadridge Financial Solutions	281	68,235
Builders FirstSource *	272	29,289
Carlisle	107	40,679
Carrier Global	1,945	138,484
Caterpillar	1,151	400,583
Cintas	839	190,033
Copart *	2,140	110,167
CSX	4,800	151,632
Cummins	348	111,875
Deere	603	305,275
Delta Air Lines	1,551	75,053
Dover	330	58,657
Eaton PLC	948	303,550
EMCOR Group	108	50,961
Emerson Electric	1,408	168,087
Equifax	321	84,805
Expeditors International of Washington	334	37,652
Fastenal	2,884	119,225
FedEx	530	115,593
Ferguson Enterprises	452	82,418
Fortive	834	58,538
GE Vernova	664	314,059
General Dynamics	556	154,840
General Electric	2,561	629,775
HEICO	97	29,065
HEICO, Cl A	179	42,215
Honeywell International	1,557	352,925
Howmet Aerospace	1,001	170,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hubbell, Cl B	127	$49,477
IDEX	179	32,383
Illinois Tool Works	720	176,458
Ingersoll Rand	1,053	85,967
Jacobs Solutions	296	37,385
JB Hunt Transport Services	193	26,798
Johnson Controls International	1,638	166,044
L3Harris Technologies	478	116,794
Leidos Holdings	320	47,526
Lennox International	75	42,334
Lockheed Martin	572	275,921
Norfolk Southern	562	138,881
Northrop Grumman	356	172,578
Old Dominion Freight Line	451	72,237
Otis Worldwide	958	91,345
PACCAR	1,298	121,817
Parker-Hannifin	313	208,051
Paychex	808	127,591
Quanta Services	369	126,405
Republic Services, Cl A	509	130,961
Rockwell Automation	274	86,461
Rollins	713	40,819
RTX	3,174	433,188
Southwest Airlines	1,430	47,733
SS&C Technologies Holdings	517	41,779
Trane Technologies PLC	545	234,497
TransDigm Group *	132	193,833
TransUnion	466	39,904
Uber Technologies *	4,848	408,008
Union Pacific	1,453	322,072
United Airlines Holdings *	788	62,603
United Parcel Service, Cl B	1,796	175,182
United Rentals	163	115,466
Veralto	534	53,950
Verisk Analytics, Cl A	337	105,865
Vertiv Holdings, Cl A	821	88,611
Waste Management	975	234,946
Watsco	82	36,373
Westinghouse Air Brake Technologies	409	82,749

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	109	$118,544
Xylem	585	73,733
		10,780,524

Information Technology — 31.0%
Adobe *	1,024	425,052
Advanced Micro Devices *	3,849	426,200
Akamai Technologies *	353	26,803
Amdocs	265	24,316
Amphenol, Cl A	2,885	259,448
Analog Devices	1,198	256,348
ANSYS *	212	70,134
Apple	35,468	7,123,748
Applied Materials	1,950	305,662
AppLovin, Cl A *	619	243,267
Arista Networks *	2,525	218,766
Atlassian, Cl A *	413	85,751
Autodesk *	530	156,944
Bentley Systems, Cl B	381	18,185
Broadcom	11,158	2,701,017
Cadence Design Systems *	668	191,763
CDW	321	57,896
Cisco Systems	9,456	596,106
Cloudflare, Cl A *	773	128,233
Cognizant Technology Solutions, Cl A	1,193	96,621
Corning	2,000	99,180
Crowdstrike Holdings, Cl A *	559	263,496
Datadog, Cl A *	793	93,479
Dell Technologies, Cl C	744	82,785
Entegris	360	24,746
Fair Isaac *	58	100,124
First Solar *	245	38,730
Fortinet *	1,520	154,706
Gartner *	177	77,246
GLOBALFOUNDRIES *	172	6,158
GoDaddy, Cl A *	324	59,017
Hewlett Packard Enterprise	3,114	53,810
HP	2,256	56,174
HubSpot *	127	74,917

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	10,486	$205,001
International Business Machines	2,194	568,378
Intuit	650	489,755
Jabil	264	44,355
Keysight Technologies *	416	65,329
KLA	324	245,229
Lam Research	3,116	251,742
Marvell Technology	2,161	130,071
Microchip Technology	1,265	73,421
Micron Technology	2,703	255,325
Microsoft	17,787	8,188,423
MicroStrategy, Cl A *	598	220,698
MongoDB, Cl A *	175	33,045
Monolithic Power Systems	110	72,809
Motorola Solutions	408	169,475
NetApp	486	48,192
NVIDIA	57,305	7,743,625
Okta, Cl A *	391	40,339
ON Semiconductor *	1,021	42,902
Oracle	3,965	656,326
Palantir Technologies, Cl A *	5,056	666,280
Palo Alto Networks *	1,562	300,560
PTC *	287	48,308
Pure Storage, Cl A *	738	39,549
QUALCOMM	2,647	384,344
Roper Technologies	265	151,121
Salesforce	2,261	600,002
Samsara, Cl A *	613	28,529
Seagate Technology Holdings	472	55,668
ServiceNow *	487	492,401
Snowflake, Cl A *	781	160,628
Super Micro Computer *	1,200	48,024
Synopsys *	377	174,920
Teledyne Technologies *	110	54,875
Teradyne	389	30,575
Texas Instruments	2,176	397,882
Trimble *	586	41,764
Tyler Technologies *	101	58,276
Ubiquiti	9	3,558

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign	202	$55,039
Western Digital *	821	42,323
Workday, Cl A *	528	130,791
Zebra Technologies, Cl A *	121	35,062
Zoom Video Communications, Cl A *	631	51,269
Zscaler *	227	62,584
		38,255,600

Materials — 2.0%
Air Products & Chemicals	541	150,890
Amcor PLC	3,451	31,439
Avery Dennison	194	34,480
Ball	711	38,096
CF Industries Holdings	415	37,645
Corteva	1,739	123,121
CRH PLC	1,675	152,693
Dow	1,687	46,797
DuPont de Nemours	915	61,122
Ecolab	623	165,481
Freeport-McMoRan	3,567	137,258
International Flavors & Fragrances	616	47,161
International Paper	1,253	59,906
Linde PLC	1,128	527,430
LyondellBasell Industries, Cl A	612	34,572
Martin Marietta Materials	156	85,418
Newmont	2,814	148,354
Nucor	563	61,570
Packaging Corp of America	215	41,532
PPG Industries	556	61,605
Reliance	126	36,895
Sherwin-Williams	564	202,369
Smurfit WestRock	1,225	53,079
Steel Dynamics	344	42,336
Vulcan Materials	319	84,557
Westlake	74	5,256
		2,471,062

Real Estate — 2.0%
Alexandria Real Estate Equities ‡	376	26,391

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
American Tower ‡	1,128	$242,125
AvalonBay Communities ‡	371	76,712
CBRE Group, Cl A *	722	90,264
CoStar Group *	1,054	77,532
Crown Castle ‡	1,096	109,984
Digital Realty Trust ‡	826	141,675
Equinix ‡	235	208,873
Equity Residential ‡	823	57,725
Essex Property Trust ‡	151	42,869
Extra Space Storage ‡	505	76,331
Healthpeak Properties ‡	1,665	28,988
Invitation Homes ‡	1,379	46,472
Iron Mountain ‡	702	69,294
Mid-America Apartment Communities ‡	281	44,019
ProLogis ‡	2,238	243,047
Public Storage ‡	396	122,130
Realty Income ‡	2,193	124,168
SBA Communications, Cl A ‡	257	59,596
Simon Property Group ‡	806	131,434
Sun Communities ‡	304	37,526
Ventas ‡	1,010	64,923
VICI Properties, Cl A ‡	2,723	86,346
Welltower ‡	1,510	232,963
Weyerhaeuser ‡	1,746	45,239
		2,486,626

Utilities — 2.4%
Alliant Energy	616	38,334
Ameren	642	62,197
American Electric Power	1,325	137,124
American Water Works	468	66,910
Atmos Energy	374	57,850
CenterPoint Energy	1,569	58,430
CMS Energy	716	50,285
Consolidated Edison	884	92,369
Constellation Energy	766	234,511
Dominion Energy	2,117	119,970
DTE Energy	495	67,642
Duke Energy	1,872	220,372

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		May 31, 2025 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Edison International	930	$51,754
Entergy	1,101	91,691
Evergy	542	35,994
Eversource Energy	880	57,033
Exelon	2,528	110,777
FirstEnergy	1,320	55,361
NextEra Energy	4,922	347,690
NiSource	1,132	44,759
NRG Energy	488	76,079
PG&E	5,147	86,881
PPL	1,782	61,925
Public Service Enterprise Group	1,266	102,584
Sempra	1,591	125,037
Southern	2,646	238,140
Vistra	848	136,163
WEC Energy Group	816	87,671
Xcel Energy	1,390	97,439
		3,012,972
TOTAL UNITED STATES		121,883,706
TOTAL COMMON STOCK (Cost $114,958,712)		123,060,549
TOTAL INVESTMENTS — 99.8% (Cost $114,958,712)		$123,060,549

Percentages are based on Net Assets of $123,276,972.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. 1-3 Month T-Bill ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 104.0%
U.S. Treasury Bills
10.481%, 06/20/2025(A)	$31,015,000	$30,949,326
8.891%, 06/12/2025(A)	36,420,000	36,376,997
7.404%, 06/26/2025(A)	28,340,000	28,260,105
6.871%, 06/17/2025(A)	41,250,000	41,177,039
6.570%, 06/5/2025(A)	46,980,000	46,963,357
6.416%, 06/10/2025(A)	50,280,000	50,232,681
4.305%, 06/24/2025(A) (B)	42,100,000	41,991,043
4.260%, 08/19/2025(A)	20,000,000	19,816,510
4.246%, 08/12/2025(A)	20,000,000	19,832,834
4.245%, 06/3/2025(A)	78,936,000	78,926,731
4.245%, 07/24/2025(A)	57,320,000	56,970,023
4.244%, 07/8/2025(A)	49,550,000	49,341,147
4.243%, 07/31/2025(A)	79,400,000	78,849,885
4.241%, 07/15/2025(A)	46,400,000	46,166,118
4.241%, 07/22/2025(A)	64,950,000	64,569,287
4.233%, 07/3/2025(A)	115,110,000	114,691,901
4.233%, 07/17/2025(A)	70,820,000	70,446,218
4.225%, 07/1/2025(A)	76,950,000	76,688,258
4.225%, 07/10/2025(A)	132,000,000	131,411,317
3.064%, 08/28/2025(A)	70,000,000	69,282,700
2.482%, 08/7/2025(A)	120,010,000	119,079,322
2.370%, 08/14/2025(A)	100,800,000	99,933,344
2.141%, 08/21/2025(A)	50,000,000	49,529,583
1.690%, 07/29/2025(A)	74,910,000	74,407,994
1.418%, 08/5/2025(A)	30,000,000	29,773,564
0.000%, 08/26/2025(C)	25,000,000	24,750,372
		1,550,417,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,550,278,657)		1,550,417,656

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. 1-3 Month T-Bill ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.0%
HSBC Securities USA, Inc. 4.340%, dated 05/30/2025, to be repurchased on 06/02/2025, repurchase price $10,651 (collateralized by various U.S. Treasury Obligations, ranging in par value $7 - $4,815, 0.000% - 4.625%, 08/15/2025 - 02/15/2055, with a total market value of $10,800) (Cost $10,647)	$10,647	$10,647
TOTAL INVESTMENTS — 104.0% (Cost $1,550,289,304)		$1,550,428,303

Percentages are based on Net Assets of $1,491,070,677.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	This security or a partial position of this security is on loan at May 31, 2025. The total market value of securities on loan at May 31, 2025 was $3,189,723,384.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $10,647. The total value of non-cash collateral held from securities on loan as of May 31, 2025 was $3,189,723,384.

As of May 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — 99.8%
JERSEY — 1.6%
Consumer Discretionary — 1.6%
APTIV PLC *	2,666	$178,115

UNITED STATES — 98.2%
Communication Services — 6.0%
IAC *	602	21,648
Interpublic Group	3,521	84,363
Match Group *	2,959	88,592
Nexstar Media Group, Cl A	643	109,580
Omnicom Group	2,022	148,496
Warner Bros Discovery *	21,036	209,729
		662,408

Consumer Discretionary — 20.0%
ADT	15,864	131,988
Best Buy	1,950	129,246
BorgWarner	2,445	80,905
Carter’s	598	18,759
Columbia Sportswear	572	36,482
Crocs *	909	92,718
Dillard’s, Cl A	178	70,492
Etsy *	1,620	89,667
Expedia Group *	1,300	216,775
Gap	5,346	119,269
H&R Block	1,349	76,826
Harley-Davidson	3,587	86,841
International Game Technology	5,210	76,639
Lear	603	54,523
Lennar, Cl A	1,960	207,917
Levi Strauss, Cl A	3,937	68,307
Mattel *	3,113	58,960
Mohawk Industries *	626	62,982
PulteGroup	1,576	154,495
PVH	1,131	94,744
Ralph Lauren, Cl A	485	134,253
Steven Madden	689	16,984
Thor Industries	696	56,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TopBuild *	241	$68,177
		2,204,457

Consumer Staples — 9.0%
Altria Group	3,922	237,712
Boston Beer, Cl A *	75	17,239
Conagra Brands	6,121	140,110
Ingredion	897	124,790
Molson Coors Beverage, Cl B	2,163	115,915
Pilgrim’s Pride *	3,168	155,739
Target	2,171	204,096
		995,601

Energy — 15.5%
Chord Energy	863	77,670
Civitas Resources	2,646	72,421
Diamondback Energy	1,426	191,868
EOG Resources	1,805	195,969
Halliburton	9,132	178,896
HF Sinclair	1,986	71,754
Marathon Petroleum	1,507	242,235
Murphy Oil	3,144	65,804
NOV	6,654	79,848
Ovintiv	3,424	122,648
Schlumberger	5,512	182,172
Valero Energy	1,718	221,570
		1,702,855

Health Care — 11.0%
Amedisys *	251	23,612
Biogen *	1,604	208,183
Bristol-Myers Squibb	3,700	178,636
Envista Holdings *	1,832	33,471
Hologic *	1,852	115,139
Lantheus Holdings *	495	37,402
Merck	2,426	186,414
United Therapeutics *	355	113,192
Universal Health Services, Cl B	664	126,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Viatris	21,884	$192,360
		1,214,801

Industrials — 12.4%
Builders FirstSource *	1,216	130,939
Comfort Systems USA	216	103,298
EMCOR Group	348	164,207
Generac Holdings *	466	56,913
Lyft, Cl A *	6,542	99,700
ManpowerGroup	452	18,961
MasTec *	808	125,991
Mueller Industries	743	57,857
Owens Corning	884	118,412
Robert Half	674	30,863
TriNet Group	268	22,300
UFP Industries	387	37,756
United Airlines Holdings *	3,018	239,765
Valmont Industries	175	55,657
WESCO International	638	107,114
		1,369,733

Information Technology — 15.1%
Amkor Technology	1,823	32,851
Arrow Electronics *	1,024	121,221
Avnet	2,386	119,324
BILL Holdings *	603	26,339
Cirrus Logic *	464	45,639
Dropbox, Cl A *	3,362	97,027
DXC Technology *	4,585	69,692
Gen Digital	8,076	230,005
HP	7,877	196,137
IPG Photonics *	251	16,631
QUALCOMM	1,441	209,233
RingCentral, Cl A *	1,487	38,558
Skyworks Solutions	1,876	129,500
TD SYNNEX	834	101,198
Teradata *	1,219	26,769
Zoom Video Communications, Cl A *	2,453	199,306
		1,659,430

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X U.S. Cash Flow Kings 100 ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.0%
Cabot	522	$38,988
CF Industries Holdings	2,350	213,169
Crown Holdings	1,324	130,414
FMC	1,473	59,745
NewMarket	88	56,677
Scotts Miracle-Gro, Cl A	880	52,413
		551,406

Real Estate — 1.6%
WP Carey ‡	2,844	178,490

Utilities — 2.6%
NRG Energy	1,859	289,818

TOTAL UNITED STATES		10,828,999
TOTAL COMMON STOCK (Cost $11,362,822)		11,007,114
TOTAL INVESTMENTS — 99.8% (Cost $11,362,822)		$11,007,114

Percentages are based on Net Assets of $11,031,204.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Bills
4.243%, 06/03/25(A)	$50,000	$49,994
0.000%, 07/01/25(B)	50,000	49,830
		99,824
U.S. Treasury Notes
4.875%, 04/30/26	105,000	105,627
4.875%, 05/31/26	155,000	156,061
4.625%, 02/28/26	180,000	180,463
4.625%, 03/15/26	30,000	30,087
4.625%, 06/30/26	135,000	135,670
4.625%, 09/15/26	80,000	80,553
4.625%, 10/15/26	60,000	60,462
4.625%, 11/15/26	240,000	241,997
4.500%, 03/31/26	130,000	130,311
4.500%, 07/15/26	15,000	15,063
4.500%, 04/15/27	400,000	404,016
4.500%, 05/15/27	425,000	429,549
4.375%, 07/31/26	90,000	90,253
4.375%, 08/15/26	150,000	150,492
4.375%, 12/15/26	120,000	120,647
4.375%, 07/15/27	30,000	30,285
4.250%, 11/30/26	185,000	185,629
4.250%, 12/31/26	75,000	75,284
4.250%, 03/15/27	60,000	60,309
4.250%, 01/15/28	425,000	428,885
4.250%, 02/15/28	20,000	20,191
4.125%, 06/15/26	120,000	119,977
4.125%, 10/31/26	140,000	140,164
4.125%, 01/31/27	200,000	200,453
4.125%, 02/15/27	160,000	160,387
4.125%, 02/28/27	180,000	180,499
4.125%, 11/15/27	420,000	422,330
4.000%, 01/15/27	97,000	97,011
3.875%, 10/15/27	60,000	59,984
3.875%, 11/30/27	255,000	254,980
3.750%, 08/31/26	180,000	179,269
3.750%, 08/15/27	430,000	428,656
3.625%, 05/15/26	100,000	99,501
3.500%, 09/30/26	200,000	198,594
3.500%, 01/31/28	175,000	173,373
3.125%, 08/31/27	120,000	118,050
2.750%, 07/31/27	450,000	439,400

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
2.750%, 02/15/28	$250,000	$242,812
2.625%, 05/31/27	140,000	136,555
2.500%, 02/28/26	95,000	93,785
2.375%, 04/30/26	125,000	122,987
2.375%, 05/15/27	220,000	213,666
2.250%, 03/31/26	55,000	54,133
2.250%, 02/15/27	120,000	116,639
2.250%, 11/15/27	120,000	115,448
2.125%, 05/31/26	30,000	29,412
2.000%, 11/15/26	75,000	72,876
1.875%, 06/30/26	120,000	117,169
1.875%, 07/31/26	125,000	121,865
1.875%, 02/28/27	135,000	130,301
1.625%, 05/15/26	140,000	136,710
1.625%, 10/31/26	125,000	120,937
1.625%, 11/30/26	72,000	69,536
1.500%, 08/15/26	105,000	101,842
1.500%, 01/31/27	155,000	148,873
1.250%, 11/30/26	125,000	120,044
1.250%, 12/31/26	195,000	186,895
1.125%, 10/31/26	122,000	117,163
1.125%, 02/28/27	30,000	28,580
0.875%, 06/30/26	180,000	173,869
0.875%, 09/30/26	200,000	191,867
0.750%, 03/31/26	155,000	150,699
0.750%, 04/30/26	200,000	193,912
0.750%, 05/31/26	150,000	145,044
0.750%, 08/31/26	125,000	119,995
0.625%, 07/31/26	160,000	153,725
0.625%, 03/31/27	75,000	70,673
0.625%, 11/30/27	190,000	175,446
0.625%, 12/31/27	250,000	230,186
0.500%, 02/28/26	170,000	165,368
0.500%, 04/30/27	100,000	93,762
0.500%, 05/31/27	200,000	186,992
0.500%, 08/31/27	80,000	74,219
0.500%, 10/31/27	350,000	322,943
0.375%, 07/31/27	150,000	139,131
0.375%, 09/30/27	300,000	276,832

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Short-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
		$11,867,353
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,963,377)		11,967,177
TOTAL INVESTMENTS — 99.4% (Cost $11,963,377)		$11,967,177

Percentages are based on Net Assets of $12,039,268.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

As of May 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Intermediate-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.6%
U.S. Treasury Notes
4.625%, 02/15/35	$85,000	$86,594
4.500%, 11/15/33	100,000	101,492
4.375%, 12/31/29	14,000	14,245
4.375%, 11/30/30	125,000	127,095
4.375%, 05/15/34	25,000	25,070
4.250%, 02/28/31	100,000	100,996
4.250%, 11/15/34	115,000	113,868
4.125%, 11/15/32	6,000	5,974
4.000%, 02/28/30	50,000	50,107
4.000%, 01/31/31	60,000	59,852
4.000%, 02/15/34	130,000	127,019
3.875%, 09/30/29	125,000	124,673
3.875%, 08/15/33	100,000	97,273
3.875%, 08/15/34	120,000	115,613
3.750%, 06/30/30	125,000	123,652
3.500%, 02/15/33	150,000	142,846
3.375%, 05/15/33	7,000	6,590
3.250%, 06/30/29	100,000	97,465
3.125%, 11/15/28	100,000	97,535
2.875%, 05/15/32	100,000	92,219
2.750%, 08/15/32	100,000	91,098
2.375%, 03/31/29	125,000	118,203
1.750%, 01/31/29	100,000	92,707
1.625%, 05/15/31	100,000	87,125
1.375%, 11/15/31	100,000	84,445
1.250%, 03/31/28	85,000	79,080
1.250%, 06/30/28	75,000	69,343
1.250%, 08/15/31	95,000	80,230
		2,412,409
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,469,014)		2,412,409
TOTAL INVESTMENTS — 98.6% (Cost $2,469,014)		$2,412,409

Percentages are based on Net Assets of $2,446,761.

As of May 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bills
4.248%, 06/03/25(A)	$40,000	$39,995
0.000%, 07/01/25(B)	50,000	49,830
		89,825
U.S. Treasury Bonds
5.000%, 05/15/37(A)	506,000	530,035
4.750%, 02/15/37(A)	130,000	133,438
4.750%, 02/15/41(A)	25,000	24,858
4.750%, 11/15/43(A)	35,000	34,315
4.750%, 02/15/45(A)	50,000	48,805
4.750%, 11/15/53(A)	255,000	247,450
4.625%, 02/15/40(A)	287,000	283,827
4.625%, 05/15/44(A)	110,000	105,901
4.625%, 11/15/44(A)	100,000	96,047
4.625%, 05/15/54(A)	350,000	332,924
4.625%, 02/15/55(A)	50,000	47,688
4.500%, 02/15/36(A)	850,000	860,393
4.500%, 05/15/38(A)	627,000	624,477
4.500%, 08/15/39(A)	365,000	357,173
4.500%, 02/15/44(A)	214,000	202,949
4.500%, 11/15/54(A)	350,000	326,703
4.375%, 02/15/38(A)	575,000	565,050
4.375%, 11/15/39(A)	217,000	208,913
4.375%, 05/15/40(A)	40,000	38,414
4.375%, 05/15/41(A)	25,000	23,784
4.375%, 08/15/43(A)	100,000	93,531
4.250%, 05/15/39(A)	250,000	239,111
4.250%, 02/15/54(A)	340,000	303,676
4.250%, 08/15/54(A)	380,000	339,803
4.125%, 08/15/44(A)	20,000	17,973
4.125%, 08/15/53(A)	302,000	264,050
4.000%, 11/15/52(A)	250,000	213,955
3.875%, 08/15/40(A)	100,000	90,199
3.875%, 02/15/43(A)	200,000	175,672
3.875%, 05/15/43(A)	200,000	175,250
3.750%, 08/15/41(A)	30,000	26,370
3.750%, 11/15/43(A)	164,000	140,521
3.625%, 08/15/43(A)	140,000	118,120
3.625%, 02/15/44(A)	132,000	110,761
3.625%, 02/15/53(A)	315,000	251,569
3.625%, 05/15/53(A)	295,000	235,343
3.500%, 02/15/39(A)	545,000	482,687

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
3.375%, 08/15/42(A)	$67,000	$55,152
3.375%, 05/15/44(A)	260,000	209,452
3.375%, 11/15/48(A)	395,000	305,462
3.250%, 05/15/42(A)	150,000	121,676
3.125%, 11/15/41(A)	30,000	24,104
3.125%, 02/15/42(A)	170,000	136,040
3.125%, 02/15/43(A)	59,000	46,502
3.125%, 08/15/44(A)	355,000	273,960
3.125%, 05/15/48(A)	336,000	249,218
3.000%, 05/15/42(A)	250,000	195,615
3.000%, 11/15/44(A)	220,000	165,722
3.000%, 05/15/45(A)	336,000	251,764
3.000%, 11/15/45(A)	170,000	126,643
3.000%, 02/15/47(A)	430,000	316,033
3.000%, 05/15/47(A)	320,000	234,488
3.000%, 02/15/48(A)	426,000	309,399
3.000%, 08/15/48(A)	360,000	260,184
3.000%, 02/15/49(A)	341,000	245,573
3.000%, 08/15/52(A)	392,000	276,406
2.875%, 05/15/43(A)	250,000	188,809
2.875%, 08/15/45(A)	354,000	258,793
2.875%, 11/15/46(A)	238,000	171,509
2.875%, 05/15/49(A)	510,000	357,677
2.875%, 05/15/52(A)	445,000	305,712
2.750%, 08/15/42(A)	330,000	247,358
2.750%, 11/15/42(A)	300,000	223,781
2.750%, 08/15/47(A)	366,000	255,013
2.750%, 11/15/47(A)	378,000	262,621
2.500%, 02/15/45(A)	200,000	137,609
2.500%, 02/15/46(A)	618,000	418,767
2.500%, 05/15/46(A)	453,000	305,952
2.375%, 02/15/42(A)	150,000	106,857
2.375%, 11/15/49(A)	400,000	251,078
2.375%, 05/15/51(A)	501,000	309,974
2.250%, 05/15/41(A)	225,000	160,154
2.250%, 08/15/46(A)	426,000	272,590
2.250%, 08/15/49(A)	380,000	232,483
2.250%, 02/15/52(A)	405,000	241,165
2.000%, 11/15/41(A)	430,000	289,797
2.000%, 02/15/50(A)	390,000	223,336
2.000%, 08/15/51(A)	485,000	272,509
1.875%, 02/15/41(A)	400,000	269,406

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Long-Term Treasury Ladder ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
1.875%, 02/15/51(A)	$600,000	$328,289
1.875%, 11/15/51(A)	395,000	214,010
1.750%, 08/15/41(A)	460,000	298,802
1.625%, 11/15/50(A)	582,000	298,821
1.375%, 11/15/40(A)	400,000	249,453
1.375%, 08/15/50(A)	575,000	275,820
1.250%, 05/15/50(A)	300,000	140,145
1.125%, 05/15/40(A)	330,000	200,475
1.125%, 08/15/40(A)	300,000	180,305
		20,124,198
U.S. Treasury Note 4.250%, 05/15/35(A)	120,000	118,650
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,867,060)		20,332,673
TOTAL INVESTMENTS — 98.7% (Cost $21,867,060)		$20,332,673

Percentages are based on Net Assets of $20,595,196.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

As of May 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

REIT — Real Estate Investment Trust

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Ser — Series

US0003M — ICE LIBOR USD 3 Month

USD — U.S. Dollar

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF		Global X Alternative Income ETF		Global X Conscious Companies ETF
Assets:
Cost of Investments	$844,094,806	$2,120,075,545		$5,780,796		$526,149,026
Cost of Affiliated Investments	134,190,141	—		32,636,187		—
Cost of Repurchase Agreement	—	19,970,885		468,107		—
Investments, at Value	$1,716,180,607	$2,662,704,464	*	$7,959,478	*	$617,318,065
Affiliated Investments, at Value	147,560,000	—		25,907,056		—
Repurchase Agreement, at Value	—	19,970,885		468,107		—
Cash	217,767	61,773		74,403		619,351
Prepaid Expenses	92,036	—		—		—
Receivable for Investment Securities Sold	—	138,173,351		—		—
Dividend, Interest, and Securities Lending Income Receivable	—	2,790,884		9,970		709,863
Reclaim Receivable	—	1,067,848		—		—
Prepaid Income Taxes	15,419,458	—		—		—
Total Assets	1,879,469,868	2,824,769,205		34,419,014		618,647,279
Liabilities:
Deferred Tax Liability	121,728,251	—		—		—
Obligation to Return Securities Lending Collateral	—	39,139,555		917,410		—
Payable due to Investment Adviser	683,758	989,153		4,279		220,111
Payable for Investment Securities Purchased	—	184,849,891		—		—
Custodian Fees Payable	2,414	2,169		—		—
Franchise Tax Payable	10,899	—		—		—
Total Liabilities	122,425,322	224,980,768		921,689		220,111
Net Assets	$1,757,044,546	$2,599,788,437		$33,497,325		$618,427,168
Net Assets Consist of:
Paid-in Capital	$1,567,276,515	$2,177,733,371		$40,660,080		$571,394,669
Total Distributable Earnings (Accumulated Losses)	189,768,031	422,055,066		(7,162,755)		47,032,499
Net Assets	$1,757,044,546	$2,599,788,437		$33,497,325		$618,427,168
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	35,678,637	42,827,506		2,920,000		15,980,000
Net Asset Value, Offering and Redemption Price Per Share	$49.25	$60.70		$11.47		$38.70
*Includes Market Value of Securities on Loan	$—	$35,900,512		$897,975		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF		Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$2,458,296,650		$29,904,660	$517,697,229		$303,502,553
Cost of Repurchase Agreement	966,321		—	69,417		—
Investments, at Value	$2,274,084,437	*	$28,353,960	$543,914,702	*	$302,443,826
Repurchase Agreement, at Value	966,321		—	69,417		—
Cash	9,996,510		10,288	235,954		2,023,456
Receivable for Investment Securities Sold	257,603,156		—	—		26,413,287
Dividend, Interest, and Securities Lending Income Receivable	14,349,387		91,460	958,095		674,967
Reclaim Receivable	—		—	4,462		8,860
Total Assets	2,556,999,811		28,455,708	545,182,630		331,564,396
Liabilities:
Obligation to Return Securities Lending Collateral	1,893,825		—	136,045		—
Payable for Investment Securities Purchased	268,158,298		—	—		27,176,244
Payable due to Investment Adviser	449,434		4,839	119,949		64,163
Custodian Fees Payable	892		—	34		604
Total Liabilities	270,502,449		4,839	256,028		27,241,011
Net Assets	$2,286,497,362		$28,450,869	$544,926,602		$304,323,385
Net Assets Consist of:
Paid-in Capital	$3,011,221,330		$37,741,468	$553,852,293		$343,828,566
Total Accumulated Losses	(724,723,968)		(9,290,599)	(8,925,691)		(39,505,181)
Net Assets	$2,286,497,362		$28,450,869	$544,926,602		$304,323,385
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	122,370,000		850,002	12,560,002		13,270,000
Net Asset Value, Offering and Redemption Price Per Share	$18.69		$33.47	$43.39		$22.93
*Includes Market Value of Securities on Loan	$1,850,690		$—	$128,492		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Adaptive U.S. Risk Management ETF	Global X 1-3 Month T-Bill ETF		Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Assets:
Cost of Investments	$114,958,712	$1,550,278,657		$11,362,822	$11,963,377
Cost of Repurchase Agreement	—	10,647		—	—
Investments, at Value	$123,060,549	$1,550,417,656	*	$11,007,114	$11,967,177
Repurchase Agreement, at Value	—	10,647		—	—
Cash	130,326	239,899		8,951	41,241
Dividend, Interest, and Securities Lending Income Receivable	124,823	3,797		17,408	66,757
Reclaim Receivable	891	—		—	—
Receivable for Investment Securities Sold	—	184,654,047		—	15,139
Total Assets	123,316,589	1,735,326,046		11,033,473	12,090,314
Liabilities:
Obligation to Return Securities Lending Collateral	—	10,647		—	—
Payable due to Investment Adviser	39,617	90,569		2,269	1,210
Payable for Investment Securities Purchased	—	238,127,676		—	49,836
Payable for Capital Shares Redeemed	—	6,024,581		—	—
Custodian Fees Payable	—	1,896		—	—
Total Liabilities	39,617	244,255,369		2,269	51,046
Net Assets	$123,276,972	$1,491,070,677		$11,031,204	$12,039,268
Net Assets Consist of:
Paid-in Capital	$129,955,497	$1,488,795,026		$11,375,831	$12,006,172
Total Distributable Earnings (Accumulated Losses)	(6,678,525)	2,275,651		(344,627)	33,096
Net Assets	$123,276,972	$1,491,070,677		$11,031,204	$12,039,268
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,760,000	14,849,931		360,000	240,000
Net Asset Value, Offering and Redemption Price Per Share	$32.79	$100.41		$30.64	$50.16
*Includes Market Value of Securities on Loan	$—	$3,189,723,384		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF
Assets:
Cost of Investments	$2,469,014	$21,867,060
Investments, at Value	$2,412,409	$20,332,673
Cash	12,385	47,631
Dividend, Interest, and Securities Lending Income Receivable	17,261	145,095
Receivable for Investment Securities Sold	4,954	121,730
Total Assets	2,447,009	20,647,129
Liabilities:
Payable due to Investment Adviser	248	2,097
Payable for Investment Securities Purchased	—	49,836
Total Liabilities	248	51,933
Net Assets	$2,446,761	$20,595,196
Net Assets Consist of:
Paid-in Capital	$2,502,000	$22,102,292
Total Accumulated Losses	(55,239)	(1,507,096)
Net Assets	$2,446,761	$20,595,196
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	50,000	460,000
Net Asset Value, Offering and Redemption Price Per Share	$48.94	$44.77

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$62,312,918	$—	$—	$—
Less: Return of Capital Distributions	(62,312,918)	—	—	—
Dividend Income	5,845,487	36,437,364	114,954	4,345,868
Dividend Income, from Affiliated Investments	—	—	980,808	—
Interest Income	19,092	32,534	934	13,409
Security Lending Income, Net	—	373,575	9,375	—
Less: Foreign Taxes Withheld	—	(2,615,925)	—	—
Total Investment Income	5,864,579	34,227,548	1,106,071	4,359,277

Expenses:
Supervision and Administration Fees(1)	3,976,119	5,863,430	82,129	1,320,327
Custodian Fees(2)	15,167	2,214	8	—
Net Expenses	3,991,286	5,865,644	82,137	1,320,327
Net Investment Income, Before Taxes	1,873,293	28,361,904	1,023,934	3,038,950
Tax Benefit/(Expense)	(432,865)	—	—	—
Net Investment Income, Net of Taxes	1,440,428	28,361,904	1,023,934	3,038,950

Net Realized Gain (Loss) on:
Investments(3)	38,080,523	97,648,354	17,128	19,303,104
Affiliated Investments	(1,366,527)	—	(126,705)	—
Tax Benefit/(Expense)	(8,483,584)	—	—	—
Capital Gain Distribution from Affiliated Investments	—	—	12,893	—
Payment from Adviser(4)	—	—	57,431	—
Net Realized Gain (Loss)	28,230,412	97,648,354	(39,253)	19,303,104
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(96,708,854)	(212,060,368)	(137,445)	(50,584,202)
Affiliated Investments	(5,762,875)	—	(1,287,932)	—
Tax Benefit/(Expense)	23,678,368	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(78,793,361)	(212,060,368)	(1,425,377)	(50,584,202)
Net Realized and Unrealized Gain (Loss)	(50,562,949)	(114,412,014)	(1,464,630)	(31,281,098)
Net Decrease in Net Assets Resulting from Operations	$(49,122,521)	$(86,050,110)	$(440,696)	$(28,242,148)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$75,117,657	$476,431	$6,420,672	$9,674,159
Interest Income	271,251	625	332	29,108
Security Lending Income, Net	113,287	—	—	—
Less: Foreign Taxes Withheld	(77,155)	—	(9,843)	8,860
Total Investment Income	75,425,040	477,056	6,411,161	9,712,127

Expenses:
Supervision and Administration Fees(1)	2,668,461	30,289	577,255	357,304
Custodian Fees(2)	7,379	—	169	1,725
Total Expenses	2,675,840	30,289	577,424	359,029
Net Investment Income	72,749,200	446,767	5,833,737	9,353,098

Net Realized Gain (Loss) on:
Investments(3)	(123,505,291)	306,684	(426,307)	(3,357,837)
Net Realized Gain (Loss)	(123,505,291)	306,684	(426,307)	(3,357,837)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(92,590,697)	(3,461,287)	(8,120,267)	(12,346,180)
Net Change in Unrealized Appreciation (Depreciation)	(92,590,697)	(3,461,287)	(8,120,267)	(12,346,180)
Net Realized and Unrealized Gain (Loss)	(216,095,988)	(3,154,603)	(8,546,574)	(15,704,017)
Net Decrease in Net Assets Resulting from Operations	$(143,346,788)	$(2,707,836)	$(2,712,837)	$(6,350,919)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Adaptive U.S. Risk Management ETF	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Investment Income:
Dividend Income	$709,047	$—	$112,808	$—
Interest Income	416,830	26,371,555	113	179,281
Security Lending Income, Net	—	3,797	—	—
Less: Foreign Taxes Withheld	3	—	46	—
Total Investment Income	1,125,880	26,375,352	112,967	179,281

Expenses:
Supervision and Administration Fees(1)	248,264	424,251	9,416	5,297
Custodian Fees(2)	1,582	1,907	9	—
Total Expenses	249,846	426,158	9,425	5,297
Net Investment Income	876,034	25,949,194	103,542	173,984

Net Realized Gain (Loss) on:
Investments(3)	(9,671,201)	29,604	115,947	507
Net Realized Gain (Loss)	(9,671,201)	29,604	115,947	507
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,948,268)	23,534	(620,387)	21,097
Net Change in Unrealized Appreciation (Depreciation)	(2,948,268)	23,534	(620,387)	21,097
Net Realized and Unrealized Gain (Loss)	(12,619,469)	53,138	(504,440)	21,604
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,743,435)	$26,002,332	$(400,898)	$195,588

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF
Investment Income:
Interest Income	$45,185	$470,134
Total Investment Income	45,185	470,134

Expenses:
Supervision and Administration Fees(1)	1,451	12,384
Custodian Fees(2)	—	1
Total Expenses	1,451	12,385
Net Investment Income	43,734	457,749

Net Realized Gain (Loss) on:
Investments(3)	(5,931)	(39,554)
Net Realized Gain (Loss)	(5,931)	(39,554)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,207	(1,287,397)
Net Change in Unrealized Appreciation (Depreciation)	12,207	(1,287,397)
Net Realized and Unrealized Gain (Loss)	6,276	(1,326,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	$50,010	$(869,202)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$1,440,428	$5,088,395	$28,361,904	$33,580,104
Net Realized Gain (Loss)	28,230,412	30,473,490	97,648,354	154,796,111
Net Change in Unrealized Appreciation (Depreciation)	(78,793,361)	290,517,031	(212,060,368)	505,968,916
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,122,521)	326,078,916	(86,050,110)	694,345,131
Distributions:	(65,550,301)	(115,595,860)	(63,408,747)	(53,140,384)
Return of Capital:	—	(1,982,760)	—	(23,571,771)

Capital Share Transactions:
Issued	156,258,086	273,823,230	749,189,562	1,041,457,137
Redeemed	(38,640,144)	(217,088,209)	(367,575,325)	(290,665,313)
Increase in Net Assets from Capital Share Transactions	117,617,942	56,735,021	381,614,237	750,791,824
Total Increase in Net Assets	2,945,120	265,235,317	232,155,380	1,368,424,800

Net Assets:
Beginning of Year/Period	1,754,099,426	1,488,864,109	2,367,633,057	999,208,257
End of Year/Period	$1,757,044,546	$1,754,099,426	$2,599,788,437	$2,367,633,057

Share Transactions:
Issued	2,980,000	5,780,000	12,000,000	19,630,000
Redeemed	(750,000)	(4,640,000)	(6,020,000)	(4,990,000)
Net Increase in Shares Outstanding from Share Transactions	2,230,000	1,140,000	5,980,000	14,640,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X Conscious Companies ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$1,023,934	$1,631,301	$3,038,950	$5,761,374
Net Realized Gain (Loss)	(39,253)	801,305	19,303,104	63,030,654
Net Change in Unrealized Appreciation (Depreciation)	(1,425,377)	3,362,112	(50,584,202)	88,325,176
Net Increase (Decrease) in Net Assets Resulting from Operations	(440,696)	5,794,718	(28,242,148)	157,117,204
Distributions:	(1,464,257)	(2,526,973)	(3,410,903)	(6,793,472)

Capital Share Transactions:
Issued	1,482,798	3,974,072	60,954,506	161,265,915
Redeemed	(352,233)	(7,442,007)	(64,616,952)	(237,587,484)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,130,565	(3,467,935)	(3,662,446)	(76,321,569)
Total Increase (Decrease) in Net Assets	(774,388)	(200,190)	(35,315,497)	74,002,163

Net Assets:
Beginning of Year/Period	34,271,713	34,471,903	653,742,665	579,740,502
End of Year/Period	$33,497,325	$34,271,713	$618,427,168	$653,742,665

Share Transactions:
Issued	130,000	340,000	1,570,000	4,350,000
Redeemed	(30,000)	(640,000)	(1,690,000)	(6,430,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	(300,000)	(120,000)	(2,080,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$72,749,200	$146,525,842	$446,767	$772,666
Net Realized Gain (Loss)	(123,505,291)	(46,123,991)	306,684	1,691,146
Net Change in Unrealized Appreciation (Depreciation)	(92,590,697)	214,747,480	(3,461,287)	4,487,308
Net Increase (Decrease) in Net Assets Resulting from Operations	(143,346,788)	315,149,331	(2,707,836)	6,951,120
Distributions:	(72,918,080)	(150,870,425)	(449,381)	(909,421)
Return of Capital:	—	—	—	(38,624)

Capital Share Transactions:
Issued	168,577,655	282,860,066	3,428,059	23,507,423
Redeemed	(133,340,744)	(257,292,097)	(4,128,860)	(45,519,473)
Increase (Decrease) in Net Assets from Capital Share Transactions	35,236,911	25,567,969	(700,801)	(22,012,050)
Total Increase (Decrease) in Net Assets	(181,027,957)	189,846,875	(3,858,018)	(16,008,975)

Net Assets:
Beginning of Year/Period	2,467,525,319	2,277,678,444	32,308,887	48,317,862
End of Year/Period	$2,286,497,362	$2,467,525,319	$28,450,869	$32,308,887

Share Transactions:
Issued	9,030,000	14,100,000	100,000	690,000
Redeemed	(6,960,000)	(12,890,000)	(120,000)	(1,380,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,070,000	1,210,000	(20,000)	(690,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Factor ETF		Global X Variable Rate Preferred ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$5,833,737	$6,580,479	$9,353,098	$17,107,227
Net Realized Gain (Loss)	(426,307)	50,447,176	(3,357,837)	(798,264)
Net Change in Unrealized Appreciation (Depreciation)	(8,120,267)	19,731,209	(12,346,180)	14,272,727
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,712,837)	76,758,864	(6,350,919)	30,581,690
Distributions:	(7,079,032)	(6,630,997)	(10,814,034)	(18,281,239)
Return of Capital:	—	(710,305)	—	—

Capital Share Transactions:
Issued	245,491,574	360,956,822	60,736,052	73,596,963
Redeemed	(54,654,070)	(248,331,641)	(5,281,954)	(42,176,037)
Increase in Net Assets from Capital Share Transactions	190,837,504	112,625,181	55,454,098	31,420,926
Total Increase in Net Assets	181,045,635	182,042,743	38,289,145	43,721,377

Net Assets:
Beginning of Year/Period	363,880,967	181,838,224	266,034,240	222,312,863
End of Year/Period	$544,926,602	$363,880,967	$304,323,385	$266,034,240

Share Transactions:
Issued	5,720,000	9,050,000	2,560,000	3,110,000
Redeemed	(1,250,000)	(6,250,000)	(230,000)	(1,780,000)
Net Increase in Shares Outstanding from Share Transactions	4,470,000	2,800,000	2,330,000	1,330,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF		Global X 1-3 Month T-Bill ETF (1)
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$876,034	$1,224,680	$25,949,194	$22,811,879
Net Realized Gain (Loss)	(9,671,201)	18,226,745	29,604	75,871
Net Change in Unrealized Appreciation (Depreciation)	(2,948,268)	9,486,447	23,534	112,920
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,743,435)	28,937,872	26,002,332	23,000,670
Distributions:	(792,080)	(1,199,990)	(25,341,380)	(21,691,011)

Capital Share Transactions:
Issued	7,848,941	60,086,073	824,841,059	1,024,726,382
Redeemed	(8,285,360)	(46,368,091)	(235,339,231)	(237,887,858)
Increase (Decrease) in Net Assets from Capital Share Transactions	(436,419)	13,717,982	589,501,828	786,838,524
Total Increase (Decrease) in Net Assets	(12,971,934)	41,455,864	590,162,780	788,148,183

Net Assets:
Beginning of Year/Period	136,248,906	94,793,042	900,907,897	112,759,714
End of Year/Period	$123,276,972	$136,248,906	$1,491,070,677	$900,907,897

Share Transactions:
Issued	230,000	1,910,000	8,230,000	10,220,000
Redeemed	(240,000)	(1,460,000)	(2,350,000)	(2,372,569)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,000)	450,000	5,880,000	7,847,431

(1)	Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on June 14, 2024. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Cash Flow Kings 100 ETF		Global X Short-Term Treasury Ladder ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024(1)
Operations:
Net Investment Income	$103,542	$69,710	$173,984	$28,635
Net Realized Gain (Loss)	115,947	651,691	507	—
Net Change in Unrealized Appreciation (Depreciation)	(620,387)	155,667	21,097	(17,297)
Net Increase (Decrease) in Net Assets Resulting from Operations	(400,898)	877,068	195,588	11,338
Distributions:	(82,196)	(78,689)	(162,390)	(11,440)

Capital Share Transactions:
Issued	9,632,709	4,864,636	8,004,446	4,001,726
Redeemed	(2,485,487)	(5,086,109)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	7,147,222	(221,473)	8,004,446	4,001,726
Total Increase in Net Assets	6,664,128	576,906	8,037,644	4,001,624

Net Assets:
Beginning of Year/Period	4,367,076	3,790,170	4,001,624	—
End of Year/Period	$11,031,204	$4,367,076	$12,039,268	$4,001,624

Share Transactions:
Issued	310,000	160,000	160,000	80,000
Redeemed	(80,000)	(170,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	230,000	(10,000)	160,000	80,000

(1)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Intermediate-Term Treasury Ladder ETF		Global X Long-Term Treasury Ladder ETF
	Period Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024(1)	Period Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024(1)
Operations:
Net Investment Income	$43,734	$19,261	$457,749	$123,895
Net Realized Gain (Loss)	(5,931)	(62)	(39,554)	(529)
Net Change in Unrealized Appreciation (Depreciation)	12,207	(68,812)	(1,287,397)	(246,990)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,010	(49,613)	(869,202)	(123,624)
Distributions:	(45,586)	(10,050)	(452,020)	(62,250)

Capital Share Transactions:
Issued	—	2,502,000	492,252	21,610,040
Increase in Net Assets from Capital Share Transactions	—	2,502,000	492,252	21,610,040
Total Increase (Decrease) in Net Assets	4,424	2,442,337	(828,970)	21,424,166

Net Assets:
Beginning of Period	2,442,337	—	21,424,166	—
End of Period	$2,446,761	$2,442,337	$20,595,196	$21,424,166

Share Transactions:
Issued	—	50,000	10,000	450,000
Net Increase in Shares Outstanding from Share Transactions	—	50,000	10,000	450,000

(1)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MLP ETF
2025 (Unaudited)§	52.44	0.05	(1.37)	(1.32)	(1.87)	—	—
2024	46.08	0.20	9.74	9.94	(3.52)	—	(0.06)
2023	42.99	(0.07)	6.48	6.41	(3.32)	—	—
2022	33.59	(0.02)	12.44	12.42	(3.02)	—	—
2021	26.73	(0.06)	9.97	9.91	—	—	(3.05)
2020(2)	43.92	(0.26)	(13.13)	(13.39)	—	—	(3.80)
Global X MLP & Energy Infrastructure ETF
2025 (Unaudited)§	64.25	0.67	(2.76)	(2.09)	(1.46)	—	—
2024	44.99	1.17	20.64	21.81	(1.77)	—	(0.78)
2023	43.47	0.83	3.02	3.85	(2.01)	—	(0.32)
2022	34.89	0.75	9.98	10.73	(1.39)	—	(0.76)
2021	26.59	0.42	9.97	10.39	(1.05)	—	(1.04)
2020(3)	33.45	0.71	(5.33)	(4.62)	(1.95)	—	(0.29)
Global X Alternative Income ETF
2025 (Unaudited)§	12.15	0.36	(0.52)	(0.16)	(0.52)	—	—
2024	11.05	0.55	1.40	1.95	(0.85)	—	—
2023	11.42	0.48	(0.04)	0.44	(0.81)	—	—
2022	13.16	0.61	(1.45)	(0.84)	(0.77)	—	(0.13)
2021	11.51	0.49	2.05	2.54	(0.62)	—	(0.27)
2020	14.74	0.66	(2.64)	(1.98)	(0.98)	(0.15)	(0.12)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Supplemental ratio, presented for the purpose of additional analysis.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) expense ratios for the periods ending November 30, 2020, 2021, 2022, 2023, 2024 and 2025 was 0.45%, 0.45%, 0.45%, 0.45%, 0.45% and 0.45%.
‡‡	Includes amount of tax benefit or expense associated with expenses. Including amount of tax benefit or expense associated for all components of the Statement of Operations, for the periods ending November 30, 2022, 2023, 2024 and 2025 the impact would be 2.29%, 4.16%, 5.83% and 0.86%.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
^	Effective September 28, 2021, the fund’s fees were permanently lowered to 0.50%.
§	For the period ended May 31, 2025.
@	Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in the year ended November 30, 2021 (first year of this agreement), the ratio of Expenses to Average Net Assets would have been 0.70%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($) (000)	Ratio of Expenses to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Tax Expense /(Benefit) (%)***		Ratio of Net Investment Income (Loss) to Average Net Assets, Net of Tax Expense/ (Benefit) (%)		Portfolio Turnover Rate (%)††

(1.87)	49.25	(2.56)	1,757,045	0.50	†‡	0.05	‡‡	0.21	†	15.25
(3.58)	52.44	22.79	1,754,099	0.55	‡	0.10	‡‡	0.42		28.89
(3.32)	46.08	15.79	1,488,864	0.42	#‡	(0.03	)‡‡	(0.15	)(1)	42.36
(3.02)	42.99	37.69	1,378,279	0.44	‡	(0.01	)‡‡	(0.04)		47.13
(3.05)	33.59	37.49	992,935	0.43	‡	(0.02)		(0.19)		33.79
(3.80)	26.73	(30.51)	687,577	0.46	‡	0.46		(0.85)		33.78

(1.46)	60.70	(3.23)	2,599,788	0.45	†	—		2.18	†	8.93
(2.55)	64.25	50.20	2,367,633	0.45		—		2.29		23.59
(2.33)	44.99	9.42	999,208	0.45		—		2.00		24.32
(2.15)	43.47	31.26	1,090,000	0.45		—		1.85		23.48
(2.09)	34.89	39.64	738,092	0.45		—		1.25		16.88
(2.24)	26.59	(13.34)	538,344	0.45		—		2.66		35.86

(0.52)	11.47	(1.32)	33,497	0.50	#†	—		6.23	†(1)	0.65
(0.85)	12.15	18.36	34,272	0.50	#	—		4.75	(1)	7.16
(0.81)	11.05	4.01	34,472	0.50	#	—		4.29	(1)	14.38
(0.90)	11.42	(6.64)	37,216	0.50	#	—		5.03	(1)	18.10
(0.89)	13.16	22.52	35,921	0.63	#@^	—		3.77	(1)	86.85
(1.25)	11.51	(13.13)	19,573	0.75	#	—		5.61	(1)	52.78

(1)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(2)	Per share amounts have been adjusted for a 1 for 6 reverse stock split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.)
(3)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Conscious Companies ETF
2025 (Unaudited)§	40.61	0.19	(1.89)	(1.70)	(0.21)	—	—
2024	31.89	0.33	8.77	9.10	(0.38)	—	—
2023	29.52	0.38	2.27	2.65	(0.28)	—	—
2022	32.97	0.31	(3.40)	(3.09)	(0.36)	—	—
2021	26.46	0.31	6.49	6.80	(0.29)	—	—
2020	23.10	0.33	3.32	3.65	(0.27)	(0.02)	—
Global X U.S. Preferred ETF
2025 (Unaudited)§	20.51	0.60	(1.81)	(1.21)	(0.61)	—	—
2024	19.13	1.22	1.42	2.64	(1.26)	—	—
2023	20.51	1.24	(1.36)	(0.12)	(1.26)	—	—
2022	25.21	1.23	(4.64)	(3.41)	(1.29)	—	—
2021	25.36	1.28	(0.12)	1.16	(1.31)	—	—
2020	24.79	1.33	0.58	1.91	(1.34)	—	—
Global X S&P 500® Quality Dividend ETF
2025 (Unaudited)§	37.14	0.51	(3.67)	(3.16)	(0.51)	—	—
2024	30.97	0.87	6.33	7.20	(0.99)	—	(0.04)
2023	33.24	0.99	(2.23)	(1.24)	(1.03)	—	—
2022	31.02	1.03	2.10	3.13	(0.91)	—	—
2021	25.20	0.78	5.84	6.62	(0.80)	—	—
2020	26.51	0.75	(1.24)	(0.49)	(0.82)	—	—	***

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.
§	For the period ended May 31, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.21)	38.70	(4.19)	618,427	0.43	†	0.99	†	7.38
(0.38)	40.61	28.74	653,743	0.43		0.91		21.24
(0.28)	31.89	9.05	579,741	0.43		1.27		27.74
(0.36)	29.52	(9.45)	673,733	0.43		1.06		31.92
(0.29)	32.97	25.84	654,764	0.43		1.00		22.92
(0.29)	26.46	16.01	403,499	0.43		1.45		48.73

(0.61)	18.69	(5.98)	2,286,497	0.23	†	6.27	†	33.12
(1.26)	20.51	14.20	2,467,525	0.23		6.12		27.10
(1.26)	19.13	(0.51)	2,277,678	0.23		6.38		36.65
(1.29)	20.51	(13.82)	2,214,461	0.23		5.51		33.20
(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99		47.89
(1.34)	25.36	8.13	868,550	0.23	^^	5.49		39.14

(0.51)	33.47	(8.53)	28,451	0.20	†	2.95	†	33.81
(1.03)	37.14	23.69	32,309	0.20		2.57		82.76
(1.03)	30.97	(3.71)	48,318	0.20		3.16		78.89
(0.91)	33.24	10.25	61,156	0.20		3.24		78.73
(0.80)	31.02	26.45	9,615	0.20		2.60		70.66
(0.82)	25.20	(1.47)	6,300	0.20		3.27		93.40

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Adaptive U.S. Factor ETF
2025 (Unaudited)§	44.98	0.58	(1.45)	(0.87)	(0.72)	—	—
2024	34.37	1.01	10.57	11.58	(0.88)	—	(0.09)
2023	32.23	0.59	2.28	2.87	(0.65)	—	(0.08)
2022	29.86	0.62	2.50	3.12	(0.71)	—	(0.04)
2021	24.91	0.61	5.09	5.70	(0.70)	—	(0.05)
2020	25.79	0.63	(0.67)	(0.04)	(0.70)	(0.05)	(0.09)
Global X Variable Rate Preferred ETF
2025 (Unaudited)§	24.32	0.77	(1.26)	(0.49)	(0.90)	—	—
2024	23.13	1.64	1.31	2.95	(1.76)	—	—
2023	23.55	1.60	(0.49)	1.11	(1.53)	—	—
2022	27.28	1.45	(3.70)	(2.25)	(1.39)	(0.02)	(0.07)
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)	(0.15)
2020 (1)	24.85	0.61	2.00	2.61	(0.49)	—	—
Global X Adaptive U.S. Risk Management ETF
2025 (Unaudited)§	36.14	0.23	(3.37)‡	(3.14)	(0.21)	—	—
2024	28.55	0.33	7.60	7.93	(0.34)	—	—
2023	28.26	0.47	0.34	0.81	(0.52)	—	—
2022	29.88	0.40	(1.71)	(1.31)	(0.31)	—	—
2021 (3)	24.95	0.25	4.77	5.02	(0.09)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
§	For the period ended May 31, 2025.
(1)	The Fund commenced operations on June 22, 2020.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on January 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.72)	43.39	(1.91)	544,927	0.27	†	2.73	†	43.76
(0.97)	44.98	34.02	363,881	0.27		2.50		95.79
(0.73)	34.37	9.13	181,838	0.27		1.89		234.57
(0.75)	32.23	10.61	178,533	0.27		2.03		115.74
(0.75)	29.86	23.01	172,008	0.27		2.09		96.21
(0.84)	24.91	0.14	144,484	0.27		2.78		159.91

(0.90)	22.93	(2.07)	304,323	0.25	†	6.54	†	32.02
(1.76)	24.32	13.29	266,034	0.25		6.91		58.94
(1.53)	23.13	5.01	222,313	0.25		7.01		81.87
(1.48)	23.55	(8.40)	285,389	0.25		5.93		74.41
(1.46)	27.28	6.60	89,217	0.25		5.01		26.17
(0.49)	26.97	10.59	1,349	0.25	†	5.38	†	10.96

(0.21)	32.79	(8.73)	123,277	0.39	†	1.38	†	370.05
(0.34)	36.14	27.98	136,249	0.39	#	1.02	(2)	241.46
(0.52)	28.55	2.92	94,793	0.40	#	1.67	(2)	574.56
(0.31)	28.26	(4.28)	66,408	0.39		1.49		1481.94
(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X 1-3 Month T-Bill ETF
2025 (Unaudited)§	100.44	2.14	(0.01)‡	2.13	(2.16)	—	—
2024(1)	100.44	5.13	0.12	5.25	(5.25)	—	—
2023 (1)(2)	99.96	2.40	(0.08)	2.32	(1.84)	—	—
Global X U.S. Cash Flow Kings 100 ETF
2025 (Unaudited)§	33.59	0.42	(3.04)	(2.62)	(0.33)	—	—
2024	27.07	0.61	6.58	7.19	(0.67)	—	—
2023 (3)	25.58	0.25	1.40	1.65	(0.16)	—	—
Global X Short-Term Treasury Ladder ETF
2025 (Unaudited)§	50.02	0.98	0.13	1.11	(0.97)	—	—
2024 (4)	50.03	0.44	(0.28)	0.16	(0.17)	—	—

§	For the period ended May 31, 2025.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on June 14, 2024. (See Note 9 in the Notes to in the Notes to Financial Statements.)
(2)	The Fund commenced operations on June 20, 2023.
(3)	The Fund commenced operations on July 10, 2023.
(4)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(2.16)	100.41	2.16	1,491,071	0.07	†	4.28	†	0.00
(5.25)	100.44	5.38	900,908	0.07		5.12		0.00
(1.84)	100.44	2.36	112,760	0.09	†	5.34	†	0.00

(0.33)	30.64	(7.79)	11,031	0.25	†	2.75	†	53.38
(0.67)	33.59	26.89	4,367	0.25		2.01		87.62
(0.16)	27.07	6.46	3,790	0.25	†	2.41	†	14.76

(0.97)	50.16	2.25	12,039	0.12	†	3.94	†	16.45
(0.17)	50.02	0.32	4,002	0.12	†	3.86	†	0.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Intermediate-Term Treasury Ladder ETF
2025 (Unaudited)§	48.85	0.87	0.13	1.00	(0.91)	—	—
2024 (1)	50.04	0.39	(1.38)	(0.99)	(0.20)	—	—
Global X Long-Term Treasury Ladder ETF
2025 (Unaudited)§	47.61	1.01	(2.85)	(1.84)	(1.00)	—	—
2024 (1)	50.16	0.45	(2.79)	(2.34)	(0.21)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended May 31, 2025 (Unaudited).
(1)	The Fund commenced operations on September 9, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.91)	48.94	2.08	2,447	0.12	†	3.62	†	17.40
(0.20)	48.85	(1.98)	2,442	0.12	†	3.50	†	0.19

(1.00)	44.77	(3.92)	20,595	0.12	†	4.43	†	7.60
(0.21)	47.61	(4.66)	21,424	0.12	†	4.27	†	0.43

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2025 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of May 31, 2025, the Trust had one hundred and six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF, Global X Adaptive U.S. Risk Management ETF, Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF (each a “Fund” and collectively, the “Funds”). Each Fund, except for the Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, and the Global X U.S. Cash Flow Kings 100 ETF has elected diversified status under the 1940 Act. The Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, and the Global X U.S. Cash Flow Kings 100 ETF have each elected non-diversified status under the 1940 Act.

The Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF commenced operations on September 9, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MLPs – Certain Funds may invest in MLPs. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

using currencies exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board of Trustees (the “Board”) of the Trust. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2025, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”) and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention, except for the Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code.Accordingly, no provisions for Federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations,

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the period ended May 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Global X MLP ETF is taxed as a regular C-corporation for Federal income tax purposes and as such is obligated to pay Federal and applicable state corporate income tax. Currently, the Federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable Federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information becomes available. Global X MLP ETF will generally compute deferred income taxes based on the Federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

The Global X Alternative Income ETF’s dividend income includes reclassifications of prior year and current year dividend income to return of capital/realized gain to align those income amounts to the character of those distributions. Those reclassifications exceeded

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

current year dividend income resulting in a negative dividend income for the current fiscal year.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X MLP ETF	10,000	$100	$100
Global X MLP & Energy Infrastructure ETF	10,000	100	100
Global X Alternative Income ETF	10,000	250	250
Global X Conscious Companies ETF	10,000	500	500
Global X U.S. Preferred ETF	10,000	650	650
Global X S&P 500® Quality Dividend ETF	10,000	250	250
Global X Adaptive U.S. Factor ETF	10,000	600	600
Global X Variable Rate Preferred ETF	10,000	250	250
Global X Adaptive U.S. Risk Management ETF	10,000	1,300*	1,300
Global X 1-3 Month T-Bill ETF	10,000	250	250
Global X U.S. Cash Flow Kings 100 ETF	10,000	250	250
Global X Short-Term Treasury Ladder ETF	10,000	250	250
Global X Intermediate-Term Treasury Ladder ETF	10,000	250	250
Global X Long-Term Treasury Ladder ETF	10,000	250	250

*	The standard creation transaction fee will be the $200 when the Fund Deposit Securities include only U.S. Treasury Obligations.

CASH OVERDRAFT CHARGES – Brown Brothers Harriman (“BBH”) or The Bank of New York Mellon (“BNY”), as appropriate, serve as custodians of the Funds (each a “Custodian,” and together the “Custodians”).Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

SEGMENT REPORTING — The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and expenses (except for the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF with respect to investments in affiliated investment companies), and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for each of the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended May 31, 2025, the Adviser paid acquired fund fees and expenses for the Global X Alternative Income ETF of $57,431 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Alternative Income ETF	0.50%
Global X Conscious Companies ETF	0.43%
Global X U.S. Preferred ETF	0.23%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Variable Rate Preferred ETF	0.25%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X 1-3 Month T-Bill ETF	0.07%
Global X U.S. Cash Flow Kings 100 ETF	0.25%
Global X Short-Term Treasury Ladder ETF	0.12%
Global X Intermediate-Term Treasury Ladder ETF	0.12%
Global X Long-Term Treasury Ladder ETF	0.12%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds other than the Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF, BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY serves as Custodian and transfer agent to the Trust on behalf of the Global X 1-3 Month T-Bill ETF, Global X U.S. Cash Flow Kings 100 ETF, Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust,

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:

	Purchases	Sales and Maturities
Global X MLP ETF	$292,101,636	$417,916,002
Global X MLP & Energy Infrastructure ETF	287,236,034	363,488,160
Global X Alternative Income ETF	213,340	638,582
Global X Conscious Companies ETF	45,819,964	45,885,241
Global X U.S. Preferred ETF	812,950,648	759,493,613
Global X S&P 500® Quality Dividend ETF	10,199,446	10,191,112
Global X Adaptive U.S. Factor ETF	194,020,550	195,395,679
Global X Variable Rate Preferred ETF	98,562,528	94,023,339
Global X Adaptive U.S. Risk Management ETF	241,685,243	238,522,047
Global X 1-3 Month T-Bill ETF	3,742,960,124	2,300,613,769
Global X U.S. Cash Flow Kings 100 ETF	4,509,242	4,487,557
Global X Short-Term Treasury Ladder ETF	194,491	4,170,772
Global X Intermediate-Term Treasury Ladder ETF	–	–
Global X Long-Term Treasury Ladder ETF	433,761	–

For the period ended May 31, 2025, the below funds had purchases and sales of long-term U.S. Government securities:

	Purchases	Sales
Global X Adaptive U.S. Risk Management ETF	$230,119,109	$230,272,381
Global X Short-Term Treasury Ladder ETF	4,309,006	1,412,535
Global X Intermediate-Term Treasury Ladder ETF	419,638	440,599
Global X Long-Term Treasury Ladder ETF	1,558,792	1,722,292

For the period ended May 31, 2025, in-kind transactions associated with creations and redemptions were:

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales	Realized Gain (Loss)
Global X MLP ETF	$160,735,695	$–	$–
Global X MLP & Energy Infrastructure ETF	748,791,290	276,945,538	128,154,745
Global X Alternative Income ETF	1,478,829	322,189	9,278
Global X Conscious Companies ETF	60,399,105	64,336,845	23,415,443
Global X U.S. Preferred ETF	161,894,995	132,789,604	3,401,757
Global X S&P 500® Quality Dividend ETF	3,428,031	4,124,660	245,763
Global X Adaptive U.S. Factor ETF	245,632,913	54,895,566	12,911,413
Global X Variable Rate Preferred ETF	60,281,854	5,252,600	265,173
Global X Adaptive U.S. Risk Management ETF	7,012,720	8,169,606	1,699,494
Global X 1-3 Month T-Bill ETF	824,588,468	235,395,502	–
Global X U.S. Cash Flow Kings 100 ETF	9,610,947	2,479,363	293,096
Global X Short-Term Treasury Ladder ETF	7,904,877	–	–
Global X Intermediate-Term Treasury Ladder ETF	–	–	–
Global X Long-Term Treasury Ladder ETF	465,994	–	–

5. TAX INFORMATION

Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities.

Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Global X MLP ETF’s income tax expense/(benefit) consists of the following for the period ended May 31, 2025:

	Current MLP	Deferred MLP	Total MLP
Federal	$—	$(15,324,569)	$(15,324,569)
State	—	562,650	562,650
Valuation allowance	—	—	—
Total tax expense (benefit)	$—	$(14,761,919)	$(14,761,919)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the period ended May 31, 2025:

MLP
Deferred tax assets:
Net Operating Loss Carryforward	$3,323,803
State Net Operating Loss Carryforward	286,689
Capital loss carryforward	—
Other	3,266,562
Less Variation Allowance	—
Deferred tax liabilities:
Net unrealized gain on investment securities	(52,818,163)
Book vs tax partnership income to be recognized	(75,787,142)
Net Deferred Tax Asset/(Liability)	$(121,728,251)

The Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Global X MLP ETF in those years.

The Global X MLP ETF has estimated net operating loss carryforwards for Federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2025	$ 15,827,633	Indefinite

Based upon the Global X MLP ETF’s assessment, it has been determined that it is more likely than not that the Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Global X MLP ETF’s deferred tax assets. The Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.

Total income tax expense/benefit (current and deferred) during the period ended May 31, 2025, differs from the amount computed by applying the Federal statutory income tax rate of 21% for the Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

For the period ended May 31, 2025:

	MLP
Income tax (benefit) at statutory rate	$(13,415,733)	21.00%
State income taxes (net of federal benefit)	(728,283)	1.14%
Permanent differences, net	(617,903)	0.97%
Effect of state tax rate change	—	0.00%
Net income tax expense/(benefit)	$(14,761,919)	23.11%

The Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since the inception of the Global X MLP ETF. No U.S. Federal or state income tax returns are currently under examination. The tax years ended November 30, 2023, 2022, and 2021 remain subject to examination by tax authorities in the United States. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file income tax returns in several states. The Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Global X MLP ETF’s investments, the Global X MLP ETF may be required to file franchise state tax returns in several states.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2024 and November 30, 2023 were as follows:

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP ETF
2024	$115,595,860	$–	$1,982,760	$117,578,620
2023	106,518,075	–	–	106,518,075
Global X MLP & Energy Infrastructure ETF
2024	$53,140,384	$–	$23,571,771	$76,712,155
2023	47,511,225	–	7,533,664	55,044,889
Global X Alternative Income ETF
2024	$2,526,973	$–	$–	$2,526,973
2023	2,657,760	–	–	2,657,760
Global X Conscious Companies ETF
2024	$6,793,472	$–	$–	$6,793,472
2023	6,163,099	–	–	6,163,099
Global X U.S. Preferred ETF
2024	$150,870,425	$–	$–	$150,870,425
2023	144,784,500	–	–	144,784,500
Global X S&P 500® Quality Dividend ETF
2024	$909,421	$–	$38,624	$948,045
2023	1,991,843	–	–	1,991,843
Global X Adaptive U.S. Factor ETF
2024	$6,630,997	$–	$710,305	$7,341,302
2023	3,511,163	–	453,852	3,965,015
Global X Variable Rate Preferred ETF
2024	$18,281,239	$–	$–	$18,281,239
2023	16,361,150	–	–	16,361,150
Global X Adaptive U.S. Risk Management ETF
2024	$1,199,990	$–	$–	$1,199,990
2023	1,310,795	–	–	1,310,795
Global X 1-3 Month T-Bill ETF
2024	$21,691,011	$–	$–	$21,691,011
2023	1,251,315	–	–	1,251,315
Global X U.S. Cash Flow Kings 100 ETF
2024	$78,689	$–	$–	$78,689
2023	17,340	–	–	17,340
Global X Short-Term Treasury Ladder ETF
2024	$11,440	$–	$–	$11,440
Global X Intermediate-Term Treasury Ladder ETF
2024	$10,050	$–	$–	$10,050
Global X Long-Term Treasury Ladder ETF
2024	$62,250	$–	$–	$62,250

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

As of November 30, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF
Undistributed Ordinary Income	$–	$126,506
Capital Loss Carryforwards	(121,011,253)	(1,472,606)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	692,525,174	(3,911,710)
Other Temporary Differences	2	8
Total Distributable Earnings (Accumulated Losses)	$571,513,923	$(5,257,802)

	Global X Conscious Companies ETF	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$2,885,935	$1,393,232	$–
Capital Loss Carryforwards	(63,071,179)	(369,032,904)	(7,860,515)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	138,870,795	(140,820,125)	1,727,135
Other Temporary Differences	(1)	697	(2)
Total Distributable Earnings (Accumulated Losses)	$78,685,550	$(508,459,100)	$(6,133,382)

	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF	Global X Adaptive U.S. Risk Management ETF
Undistributed Ordinary Income	$–	$1,198,651	$687,203
Capital Loss Carryforwards	(31,475,088)	(30,634,857)	(1,130,331)
Unrealized Appreciation on Investments and Foreign Currency	32,341,265	6,484,748	6,300,119
Other Temporary Differences	1	611,230	(1)
Total Distributable Earnings (Accumulated Losses)	$866,178	$(22,340,228)	$5,856,990

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

	Global X 1-3 Month T-Bill ETF	Global X U.S. Cash Flow Kings 100 ETF	Global X Short- Term Treasury Ladder ETF
Undistributed Ordinary Income	$1,502,370	$3,520	$17,194
Capital Loss Carryforwards	–	(83,505)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	112,329	218,451	(17,297)
Other Temporary Differences	–	1	1
Total Distributable Earnings (Accumulated Losses)	$1,614,699	$138,467	$(102)

	Global X Intermediate- Term Treasury Ladder ETF	Global X Long- Term Treasury Ladder ETF
Undistributed Ordinary Income	$9,211	$61,754
Capital Loss Carryforwards	(62)	–
Unrealized Depreciation on Investments and Foreign Currency	(68,812)	(247,626)
Other Temporary Differences	–	(2)
Total Accumulated Losses	$(59,663)	$(185,874)

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$ 1,260,297,698	$ 604,650,774	$ (1,207,865)	$ 603,442,909
Global X MLP & Energy Infrastructure ETF	2,140,046,430	549,532,161	(6,903,242)	542,628,919
Global X Alternative Income ETF	38,885,090	2,281,661	(6,832,110)	(4,550,449)
Global X Conscious Companies ETF	526,149,026	117,734,471	(26,565,432)	91,169,039
Global X U.S. Preferred ETF	2,459,262,971	34,353,371	(218,565,584)	(184,212,213)
Global X S&P 500® Quality Dividend ETF	29,904,660	1,457,394	(3,008,094)	(1,550,700)
Global X Adaptive U.S. Factor ETF	517,766,646	39,959,310	(13,741,837)	26,217,473
Global X Variable Rate Preferred ETF	303,502,553	3,736,052	(4,794,779)	(1,058,727)

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Adaptive U.S. Risk Management ETF	$ 114,958,712	$ 9,740,426	$ (1,638,590)	$ 8,101,836
Global X 1-3 Month T-Bill ETF	1,550,289,304	142,956	(3,957)	138,999
Global X U.S. Cash Flow Kings 100 ETF	11,362,822	514,444	(870,151)	(355,707)
Global X Short-Term Treasury Ladder ETF	11,963,377	12,757	(8,957)	3,800
Global X Intermediate-Term Treasury Ladder ETF	2,469,014	379	(56,984)	(56,605)
Global X Long-Term Treasury Ladder ETF	21,867,060	1,668	(1,536,055)	(1,534,387)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.

6. CONCENTRATION OF RISKS

The Funds may invest in securities in a particular asset class. Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

The Funds, except for the Global X U.S. Preferred ETF, Global X 1-3 Month T-Bill ETF, and Global X Variable Rate Preferred ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF, Global X 1-3 Month T-Bill ETF, and Global X Variable Rate Preferred ETF use a representative sampling strategy.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreements with BBH and BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BBH or BNY, as appropriate, and are designated as being held on each Fund’s behalf under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

The Funds bear the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MLP & Energy Infrastructure ETF	$35,900,512	$35,900,512	$—	$—
Global X Alternative Income ETF	897,975	897,975	—	—
Global X U.S. Preferred ETF	1,850,690	1,850,690	—	—
Global X Adaptive U.S. Factor ETF	128,492	128,492	—	—
Global X 1-3 Month T-Bill ETF	3,189,723,384	3,189,723,384	—	—

(1)  Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at May 31, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

than that required under the lending contract. As of May 31, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MLP & Energy Infrastructure ETF
Repurchase Agreements	$19,970,885	$—	$—	$—	$19,970,885
Total	$19,970,885	$—	$—	$—	$19,970,885
Global X Alternative Income ETF
Repurchase Agreements	$468,107	$—	$—	$—	$468,107
Total	$468,107	$—	$—	$—	$468,107
Global X U.S. Preferred ETF
Repurchase Agreements	$966,321	$—	$—	$—	$966,321
Total	$966,321	$—	$—	$—	$966,321
Global X Adaptive U.S. Factor ETF
Repurchase Agreements	$69,417	$—	$—	$—	$69,417
Total	$69,417	$—	$—	$—	$69,417
Global X 1-3 Month T-Bill ETF
Repurchase Agreements	$10,647	$—	$—	$—	$10,647
Total	$10,647	$—	$—	$—	$10,647

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (Concluded)

May 31, 2025 (Unaudited)

9. REVERSE SHARE SPLIT

Effective June 14, 2024 the Global X 1-3 Month T-Bill ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on June 13, 2024. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by four, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended has been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for-3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The per share data in the financial highlights for each of the years in the period then ended has been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)  No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)  No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)  No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)  No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-1400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: August 1, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: August 1, 2025